SEC Registration Nos.
33-45829 and 811-06563


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 9          XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 9          XX


Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing                   XX on March 31, 1998
pursuant to paragraph (b)                    pursuant to paragraph (b)

__ 60 days after filing                      __ on (date)
pursuant to paragraph (a)                    pursuant to paragraph (a)

of Rule 485.

Calvert World Values Fund, Inc.
Form N-1A Cross Reference Sheet

Item number    Prospectus Caption

     1.        Cover Page
     2.        Fund Expenses
     3.        Financial Highlights
               Yield or Total Return
     4.        Investment Objective and Policies
               Management of the Fund
     5.        Management of the Fund
     6.        Alternative Sales Options
               Management of the Fund
               Dividends and Taxes
     7.        How to Buy Shares
               Management of the Fund
               Net Asset Value
               Reduced Sales Charges
               When Your Account Will Be Credited
               Exchanges
     8.        Alternative Sales Options
               How to Sell Your Shares
     9.        *

               Statement of Additional Information Caption

     10.       Cover Page
     11.       Table of Contents
     12.       General Information
     13.       Investment Objective and Policies
               Investment Restrictions
               Portfolio Transactions
     14.       Directors and Officers
     15.       Directors and Officers
     16.       Investment Advisor
               Administrative Services
               Independent Accountants and Custodians
               Method of Distribution
     17.       Portfolio Transactions
     18.       General Information
     19.       Purchase and Redemptions of Shares
               Valuation of Shares
     20.       Tax Matters
     21.       Administrative Services
     22.       Calculation of Yield and Total Return
     23.       Financial Statements

*  Inapplicable or negative answer

              PROSPECTUS JANUARY 31, 1998, REVISED AS OF MARCH 31, 1998

                            CALVERT SOCIAL INVESTMENT FUND
               -    MONEY MARKET PORTFOLIO     -  BOND PORTFOLIO
               -    MANAGED GROWTH PORTFOLIO   -  EQUITY PORTFOLIO

                           CALVERT WORLD VALUES FUND, INC.
                             - INTERNATIONAL EQUITY FUND
                   4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814
--------------------------------------------------------------------------------
Introduction to the Funds

Calvert Social Investment Fund ("CSIF") and Calvert World Values Fund ("CWVF") International Equity Fund (each a "Fund" and together, the "Funds") each seek to provide growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. See "Investment Objectives and Policies." Investments are selected on the basis of their ability to contribute to the dual objectives of the Funds. Potential investments are first selected for financial soundness and then evaluated according to a particular Fund's social criteria.


Five different Portfolios are offered:

- CSIF Managed Growth Portfolio (a balanced fund)
- CSIF Bond Portfolio
- CSIF Equity Portfolio
- CSIF Money Market Portfolio
- CWVF International Equity Fund

An investment in a Fund is neither insured nor guaranteed by the US Government. There can be no assurance that the CSIF Money Market Portfolio will be successful in maintaining a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
About This Prospectus

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Funds' goals match your own. Keep this document for future reference.

Statements of Additional Information for the Funds (dated March 31, 1998) have been filed with the Securities and Exchange Commission and are incorporated by reference. These free Statements are available upon request: 800-368-2748.

The SEC maintains a Web site at http://www.sec.gov that contains the Statements of Additional Information, material incorporated by reference, and other information regarding the Funds.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF A FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF A FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

Purchase Information
CSIF Managed Growth, Bond and Equity Portfolios and CWVF International Equity Fund offer three classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"), (ii) Class B shares, which impose no front-end sales charge, but will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares ("contingent deferred sales charge," or "CDSC"); or (iii) Class C shares which impose no front-end sales charge but will impose a CDSC on shares purchased after May 17, 1998 if sold within one year. Class C shares are not available through all brokers. Class B and C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details. Class C Shares of CSIFBond Portfolio will be available May 18, 1998.

--------------------------------------------------------------------------------
To Open An Account

Call your broker, or complete and return the enclosed Account Application. Minimum investment is $1,000 for CSIF, and $2,000 for CWVF.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

                          INVESTMENT OBJECTIVES AND POLICIES

The Funds are designed to provide opportunities for investors seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.

CSIF MONEY MARKET PORTFOLIO seeks to provide the highest level of current income, consistent with liquidity, safety and stability, through investment in money market instruments, including securities issued or guaranteed by agencies of the US Government and repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio is designed for short-term cash management and for investors needing stability of principal. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share.

CSIF MANAGED GROWTH PORTFOLIO is a balanced fund which seeks to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social concern criteria.

CSIF BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, selected pursuant to the Fund's investment and social criteria.

CSIF EQUITY PORTFOLIO seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria.

CWVF INTERNATIONAL EQUITY FUND seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities.

There can be no assurance that the Funds will be successful in meeting their investment objectives. For a further description of the Funds and discussion of the Funds' investment techniques, see "Investment Objectives and Policies," "Investment Selection Process" and "Additional Investment Policies."

--------------------------------------------------------------------------------

EXPERTISE IN THE MANAGEMENT OF THE FUNDS

The Funds' Investment Advisor is Calvert Asset Management Company, Inc. ("CAMCO"), a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. CAMCO manages the CSIF Money Market Portfolio, CSIFBond Portfolio, and the fixed-income assets of the CSIF Managed Growth Portfolio. Investment Subadvisors for the equity assets of the CSIF Managed Growth Portfolio are NCM Capital Management Group, Inc. and Brown Capital Management, Inc. Loomis, Sayles & Company, L.P. ("Loomis, Sayles") is the Subadvisor to the CSIF Equity Portfolio, and Murray Johnstone International, Ltd., is the Subadvisor for the CWVF International Equity Fund.
--------------------------------------------------------------------------------

DIVERSIFICATION OF INVESTMENTS AND RISKS

By pooling the investments of many investors with similar investment objectives, investors have an opportunity to benefit from a broadly diversified portfolio. For a discussion of the risks which may be associated with investments in repurchase and reverse repurchase agreements, privately placed securities, non-investment grade debt securities, the securities of foreign issuers, and options and futures contracts, see "Additional Investment Policies" and the Statements of Additional Information.

--------------------------------------------------------------------------------
PURCHASE OF FUND SHARES

There is no sales charge on shares of the CSIF Money Market Portfolio. Class A shares of the CSIF Managed Growth, Bond, and Equity Portfolios and the CWVF International Equity Fund are sold subject to a front-end sales charge which varies according to the dollar amount of shares purchased (see "How to Buy Shares")

Purchases of shares of the Funds may be made by mail, bank wire, electronic funds transfer, through the Funds' branch office or through brokers. (See "How to Buy Shares.")

--------------------------------------------------------------------------------
REDEMPTION OF FUND SHARES

Shares of each Portfolio may be redeemed at any time at the net asset value next determined after a proper redemption request is received by the transfer agent (subject to any applicable CDSC). Investors may redeem shares by mail or by telephone, through brokers, or, for investors in the CSIF Money Market Portfolio, by writing drafts in the amount of $250 or more against their account balances. (See "How to Sell Your Shares")

--------------------------------------------------------------------------------
GENERAL INFORMATION

CSIF is an open-end, diversified management investment company organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1981, and is a series company. The Money Market and Managed Growth Portfolios commenced operations in October 1982, and the Bond and Equity Portfolios commenced operations in August 1987. CSIF's authorized capital and shares being offered by this Prospectus consist of an unlimited number of shares of beneficial interest of no par value which may be issued in series and classes. Shares have equal rights with all other shares of the same class and series as to voting, dividends and liquidation.
CWVF is an open-end diversified management investment company organized as a Maryland corporation on February 14, 1992. Prior to June 1, 1996, the International Equity Fund operated under the name of Calvert World Values Global Equity Fund. The other series of Calvert World Values Fund, Inc. is Calvert Capital Accumulation Fund.

--------------------------------------------------------------------------------
                                    FUND EXPENSES
--------------------------------------------------------------------------------

                                                               CSIF Money                  CSIF Managed
A.   Shareholder                                            Market Portfolio             Growth Portfolio
     Transaction Costs                                          Class A        Class A         Class B       Class C
--------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)                          None           4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                                               None           None           5.00(1)        1.00(3)
--------------------------------------------------------------------------------------------------------------------
B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                                              0.50%          0.60%          0.60%          0.60%
     Rule 12b-1 Service and
     Distribution Fees                                            0.00%          0.24%          1.00%          1.00%
     Other Expenses
     (after expense reimbursement)                                0.39%          0.30%          0.94%          0.69%
--------------------------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*                               0.89%          1.14%          2.54%          2.29%
--------------------------------------------------------------------------------------------------------------------

                                                           CSIF Bond                                  CSIF Equity
A.   Shareholder                                           Portfolio                                   Portfolio
     Transaction Costs                        Class A       Class B        Class C        Class A        Class B       Class C
------------------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)      3.75%          None           None           4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                           None           4.00%(2)       1.00%(3)       None        5.00(1)        1.00(3)
------------------------------------------------------------------------------------------------------------------------------

B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                          0.55%          0.55%          0.55%          0.55%          0.55%          0.55%
     Rule 12b-1 Service and
     Distribution Fees                        0.20%          1.00%          1.00%          0.23%          1.00%          1.00%
     Other Expenses                           0.44%          1.23%          0.98%          0.43%          1.01%          0.76%
------------------------------------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*           1.19%          2.78%          2.53%          1.21%          2.56%          2.31%


                                                                    CWVF International
                                                                        Equity Fund
A.   Shareholder
     Transaction Costs                                      Class A       Class B        Class C
--------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)                     4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                                          None           5.00(1)        1.00(3)
--------------------------------------------------------------------------------------------------

B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                                         1.10%          1.10%          1.10%
     Rule 12b-1 Service and Distribution Fees                0.25%          1.00%          1.00%
     Other Expenses                                          0.56%          1.06%          0.81%
--------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*                          1.91%          3.16%          2.91%
--------------------------------------------------------------------------------------------------


C.   Example
     You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; (2) redemption at the end of each period and; for all Portfolios except the CSIF Money Market Portfolio, (3) payment of maximum initial sales charge for Class A shares at time of purchase, and (4) payment of maximum applicable contingent deferred sales charge for Class B and Class C.


* Net Operating Expenses after reduction for fees paid indirectly were:
CSIF MoneyMarket - 0.87%           CSIF Equity, A - 1.20%
CSIF Managed Growth - A 1.12%      CSIF Equity, C - 2.30%
CSIF Managed Growth - C 2.27%      CWVF International Equity, A - 1.76%
CSIFBond - 1.15%                   CWVF International Equity, C - 2.76%

(1). A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third years, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge" below.
(2). A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge" below.
(3). A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

                                                   1 Year        3 Years        5 Years       10 Years
CSIF Money Market Portfolio                          $9            $28            $49           $110

CSIF Managed Growth Portfolio
     CLASS A                                        $59            $82           $107           $180
     CLASS B
        Assuming a complete
        redemption at end of period                 $77           $122           $158           $253
        Assuming no redemption                      $26            $79           $135           $253
     CLASS C
        Assuming a complete
        redemption at end of period                 $33            $72           $123           $263
        Assuming no redemption                      $23            $72           $123           $263

CSIF Bond Portfolio
     CLASS A                                        $49            $74           $100           $176
     CLASS B
        Assuming a complete
        redemption at end of period                 $69           $108           $147           $235
        Assuming no redemption                      $28            $86           $147           $235
     CLASS C
        Assuming a complete
        redemption at end of period                 $36            $79           $135           $287
        Assuming no redemption                      $26            $79           $135           $287

CSIF Equity Portfolio
     CLASS A                                        $59            $84           $111           $187
     CLASS B
        Assuming a complete
        redemption at end of period                 $77           $123           $159           $256
        Assuming no redemption                      $26            $80           $136           $256
     CLASS C
        Assuming a complete
        redemption at end of period                 $34            $72           $124           $265
        Assuming no redemption                      $23            $72           $124           $265

CWVF International Equity Fund
     CLASS A                                        $66           $105           $146           $260
     CLASS B
        Assuming a complete
        redemption at end of period                 $83           $140           $187           $317
        Assuming no redemption                      $32            $97           $165           $317
     CLASS C
        Assuming a complete
        redemption at end of period                 $40            $90           $153           $323
        Assuming no redemption                      $29            $90           $153           $323

THE EXAMPLE, WHICH IS HYPOTHETICAL, SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES AND RETURN MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses)

Shareholder Transaction Costs are charges you pay when you buy or sell shares. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
are based on historical expenses, except for Other Expenses for Class B (and Class C for CSIF Bond Portfolio) which are estimates. Management fees for CSIF Bond have been restated to reflect a partial waiver of the fees, in effect until

2/29/2000. Management Fees are paid by each Fund to CAMCO for managing the Funds' investments and business affairs. Management fees include the Subadvisory fees paid by CAMCO to the Subadvisors, and, for CWVF International Equity Fund, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO. The Management Fees for the CSIF Equity Portfolio include a performance adjustment, which could cause the fee to be as high as 0.90% or as low as 0.50%, depending on the Equity Portfolio's performance. The Management fees for the CSIF Managed Growth Portfolio include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on its performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in each Fund's yield or share price and are not charged directly to individual shareholder accounts.

If CAMCO had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for the CSIF Money Market Portfolio would have been 0.50% and 1.00%, respectively.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive compensation for the sale and distribution of the securities or for services to the Funds. See the Statements of Additional Information, "Method of Distribution."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables provide information about the financial history of each Fund's shares. They express the information in terms of a single share outstanding for the respective Portfolio throughout each period. Information for Class C shares is presented only since their inception on March 1, 1994. No Class B shares were outstanding during the periods presented. The tables have been audited by the independent accountants, whose reports are included in the Annual Reports to Shareholders of the Fund. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Reports to Shareholders are incorporated by reference into the Statements of Additional Information.


                                                      Year Ended September 30,
CSIF Money Market Portfolio                      1997           1996           1995
-------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         0.48           .048           .050
Distributions from
     Net investment income                        (0.48)         (.048)         (.050)
-------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00
Total return*                                      4.89%          4.88%          5.13%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         4.79%          4.77%          5.03%
     Total expenses**                               .89%           .89%           .89%
     Net expenses                                   .87%           .87%           .87%
     Expenses reimbursed and/or waived              .11%           .21%           .18%
Net assets, end of year (in thousands)         $166,111       $166,516       $153,996
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   166,163        166,569        154,044
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


                                                      Year Ended September 30,
CSIF Money Market Portfolio                        1994           1993           1992
-------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         .031           .025           .037
Distributions from
     Net investment income                        (.031)         (.025)         (.037)
-------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00
Total return*                                      3.13%          2.56%          3.79%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         3.07%          2.54%          3.74%
     Total expenses**                               N/A            N/A            N/A
     Net expenses                                   .87%           .87%           .87%
     Expenses reimbursed and/or waived              .18%           .20%           .16%
Net assets, end of year (in thousands)         $143,779       $144,985       $171,340
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   143,826        145,031        171,407
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     *Total return prior to 1989 is not audited.
     **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.


                                                          Year Ended September 30,
CSIF Money
Market Portfolio                                   1991           1990           1989          1988
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00       $   1.00
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         .061           .076           .084           .067
Distributions from


     Net investment income                        (.061)         (.076)         (.084)         (.067)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00       $   1.00
Total return*                                      6.32%          7.85%          6.47%          5.31%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         6.12%          7.53%          8.40%          6.47%
     Total expenses**                               N/A            N/A            N/A            N/A
     Net expenses                                   .87%           .85%           .85%           .84%
     Expenses reimbursed and/or waived              .13%           .14%           .17%           .27%
Net assets, end of year (in thousands)         $193,947       $182,148       $139,662        $81,253
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   194,015        182,193        139,707         81,278
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                   Class A Shares
CSIFManaged                                                  Year Ended September 30,
Growth Portfolio                                  1997           1996           1995           1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $  31.35       $  32.81       $  28.77       $  30.84
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                          .83            .78            .87            .93
     Net realized and unrealized
     gain (loss) on investment                     5.61           2.28           4.25         (1.83)
       Total from investment operations            6.44           3.06           5.12          (.90)
----------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                         (.81)          (.77)          (.87)          (.95)
     Net realized gains                           (2.10)         (3.75)          (.21)          (.23)
       Total distributions                        (2.91)         (4.52)         (1.08)         (1.18)
Total increase (decrease) in asset value           3.53          (1.46)          4.04          (20.8)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                   $  34.88       $  31.35       $  32.81       $  28.77
Total return*                                     21.94%         10.27%         18.21%        (2.95)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         2.57%          2.58%          2.89%          3.14%
     Total expenses**                              1.14%          1.28%          1.28%           N/A
     Net expenses                                  1.12%          1.26%          1.26%          1.24%
     Expenses reimbursed and/or waived               --            .01%           .02%            --
     Portfolio turnover                             215%           111%           114%            34%
Average commission rate paid                   $  .0508       $  .0489            N/A            N/A
Net assets, end of year (in thousands)         $675,306       $594,482       $560,981       $512,027
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                    19,362         18,964         17,099         17,800
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CSIF Managed                                                        Year Ended September 30,
Growth Portfolio                        1993           1992           1991           1990           1989           1988
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                    $  29.35       $  28.42       $  25.87       $  27.72       $  25.04       $  27.44
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .95           1.07           1.20           1.09           1.15           1.09
     Net realized and unrealized
     gain (loss) on investment           1.91           1.82           3.10         (1.85)           2.97         (1.91)
       Total from investment
       operations                        2.86           2.89           4.30          (.76)           4.12          (.82)
------------------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.95)         (1.95)         (1.00)          (.63)          (.98)         (1.08)
     Net realized gains                  (.41)          (.01)          (.75)          (.46)          (.46)          (.50)
       Total distributions              (1.36)         (1.96)         (1.75)         (1.09)         (1.44)         (1.58)
Total increase (decrease) in
asset value                              1.50            .93           2.55          (1.85)          2.68          (2.40)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year         $  30.85       $  29.35       $  28.42       $  25.87       $  27.72       $  25.04
Total return*                            9.98%         10.71%         17.51%         (2.87%)        17.31%         (2.48%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income               3.25%          3.90%          4.73%          4.85%          4.49%          4.30%
     Total expenses**                     N/A            N/A            N/A            N/A            N/A            N/A
     Net expenses                        1.25%          1.28%          1.31%          1.30%          1.29%          1.34%
     Expenses reimbursed
     and/or waived                         --             --             --             --             --             --
Portfolio turnover                         33%            14%            25%            24%            34%            46%
Average commission rate paid              N/A            N/A            N/A            N/A            N/A            N/A
Net assets, end of year
(in thousands)                       $536,170       $419,514       $329,922      $242,617$        212,178       $171,931
Number of shares outstanding
at end of year (in thousands)          17,378         14,292         11,609          9,377          7,654          6,866
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     *Total return prior to 1989 is not audited.
     **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

                                                              Class C Shares
                                                        Year               From Inception
                                                       Ended              (March 1, 1994)
                                                    September 30,         to September 30,

CSIF Managed Growth Portfolio            1997           1996           1995           1994
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $31.05         $32.60         $28.65         $30.43
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .47            .46            .54            .51
     Net realized and unrealized
     gain(loss) on investment            5.54           2.17           4.20         (1.66)
     Total from investment
     operations                          6.01           2.63           4.74         (1.15)
------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.44)          (.43)          (.58)          (.63)
     Net realized gains                 (2.10)         (3.75)          (.21)            --
       Total distributions              (2.54)         (4.18)          (.79)          (.63)
Total increase (decrease) in
asset value                              3.47           1.55           3.95          (1.78)
------------------------------------------------------------------------------------------
Net asset value, end of period         $34.52         $31.05         $32.60         $28.65
Total return*                           20.56%          8.85%         16.85%         (3.30%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income               1.42%          1.34%          1.61%          1.83%(a)

     Total expenses**                    2.29%          2.52%          2.51%           N/A

     Net expenses                        2.27%          2.50%          2.50%          2.47%(a)

     Expenses reimbursed
     and/or waived                         --            .14%           .42%          1.46%(a)

Portfolio turnover                        215%           111%           114%            34%
Average commission rate paid           $.0508         $.0489            N/A            N/A
Net assets, end of period
(in thousands)                         $8,898         $6,715         $4,065         $1,893
Number of shares outstanding
at end of period (in thousands)           258            216            125             66
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                        Class A Shares

                                                   Year Ended September 30,
CSIF Bond Portfolio                     1997           1996           1995           1994
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $ 16.06        $ 16.34        $ 15.49        $ 17.77
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .96            .92            .96            .94
     Net realized and unrealized gain
     (loss) on investments                .58           (.29)           .91          (1.81)
        Total from investment
        operations                       1.54            .63           1.87           (.87)
------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.96)          (.91)          (.93)          (.94)
     Net realized gains                    --             --           (.06)          (.47)
     Tax return of capital                 --             --           (.03)            --
        Total distributions              (.96)          (.91)         (1.02)         (1.41)
Total increase (decrease) in
asset value                               .58           (.28)           .85          (2.28)
------------------------------------------------------------------------------------------
Net asset value, end of period        $ 16.64        $ 16.06        $ 16.34        $ 15.49
Total return*                            9.89%          3.96%         12.57%         (5.18%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:

     Net investment income               5.85%          5.60%          6.04%          5.64%

     Total expenses**                    1.23%          1.29%          1.24%           N/A

     Net expenses                        1.19%          1.26%          1.22%          1.10%

Portfolio turnover                        319%            22%            29%            19%

Net assets, end of period
(in thousands)                        $59,656        $62,259        $62,929        $61,573

Number of shares outstanding
at end of period (in thousands)         3,585          3,876          3,850          3,976
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.

                                                                Class A Shares

                                                            Year Ended September 30,
CSIFBond Portfolio                                     1993           1992           1991
------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 17.05        $ 16.48        $ 15.34
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              1.08           1.15           1.21
     Net realized and unrealized gain
     (loss) on investments                               .85            .78           1.15
     Total from investment operations                   1.93           1.93           2.36
------------------------------------------------------------------------------------------
Distributions from
     Net investment income                             (1.08)         (1.15)         (1.21)
     Net realized gains                                 (.13)          (.21)          (.01)
     Tax return of capital                                --             --             --
       Total distributions                             (1.21)         (1.36)         (1.22)
Total increase (decrease) in
asset value                                              .72            .57           1.14
------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 17.77        $ 17.05        $ 16.48
Total return*                                          11.89%         12.29%         15.95%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:
Net investment income                                   6.33%          6.90%          7.63%

     Total expenses**                                    N/A            N/A            N/A

     Net expenses                                        .79%           .75%           .77%

     Expenses reimbursed and/or waived                   .20%           .24%           .27%

Portfolio turnover                                        28%            29%            24%
Net assets, end of period (in thousands)             $67,134        $50,572        $33,259

Number of shares outstanding
at end of period (in thousands)                        3,778          2,965          2,018
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 Class A Shares

                                                             Year Ended September 30,
CSIFBond Portfolio                                     1990           1989           1988
------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 15.71        $ 15.43        $ 14.81
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              1.24           1.31           1.16
     Net realized and unrealized gain
     (loss) on investments                             (.32)            .30            .62
     Total from investment operations                    .92           1.61           1.78
------------------------------------------------------------------------------------------
Distributions from
     Net investment income                            (1.24)         (1.29)         (1.16)
     Net realized gains                                (.05)          (.04)             --
     Tax return of capital                                --             --             --
       Total distributions                            (1.29)         (1.33)         (1.16)

Total increase (decrease) in
asset value                                            (.37)            .28            .62
------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 15.34        $ 15.71        $ 15.43
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total return*                                           6.09%         10.93%         12.32%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:

Net investment income                                   8.02%          8.53%          8.14%

     Total expenses**                                    N/A            N/A            N/A

     Net expenses                                        .65%           .17%            --

     Expenses reimbursed and/or waived                   .45%           .92%          1.56%
Portfolio turnover                                        22%            50%            27%
Net assets, end of period (in thousands)             $23,298        $12,792         $5,235

Number of shares outstanding
at end of period (in thousands)                        1,519            814            339
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------


* Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
** Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

                                                                      Class A Shares
                                                                  Year Ended September 30,

CSIF Equity Portfolio                                  1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  22.54       $  21.12       $  20.13       $  21.43
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                                --            .03            .06            .13
     Net realized and unrealized gain
     (loss)on investments                               6.73           3.26           2.22         (1.04)
        Total from investment operations                6.73           3.29           2.28          (.91)
---------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                              (.01)          (.06)          (.04)          (.28)
     Net realized gains                                (1.49)         (1.81)         (1.25)          (.11)
        Total distributions                            (1.50)         (1.87)         (1.29)          (.39)
Total increase (decrease) in
net asset value                                         5.23           1.42            .99          (1.30)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  27.77       $  22.54       $  21.12       $  20.13
Total return*                                          31.34%         16.62%         12.43%         (4.33%)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                               .03%           .15%           .32%           .65%
     Total expenses**                                   1.21%          1.29%          1.38%           N/A
     Net expenses                                       1.20%          1.27%          1.36%          1.27%
     Expenses reimbursed and/or waived                    --             --             --             --
Portfolio turnover                                        93%           118%            35%            94%
Average commission rate paid                        $  .0574       $  .0556            N/A            N/A
Net assets, end of period (in thousands)            $147,002       $101,344        $90,951        $92,970
Number of shares outstanding
at end of period (in thousands)                        5,294          4,496          4,307          4,620
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                                   Class A Shares
                                                              Year Ended September 30,
CSIF Equity Portfolio                       1993           1992           1991           1990           1989           1988
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 20.03        $ 18.89        $ 15.86        $ 18.07        $ 14.58        $ 15.33
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                    .21            .17            .44            .32            .40            .87
     Net realized and unrealized gain
     (loss)on investments                    1.36           1.20           2.96         (2.24)           3.40         (1.53)
        Total from investment operations     1.57           1.37           3.40         (1.92)           3.80          (.66)
----------------------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                   (.17)          (.23)          (.37)          (.24)          (.31)          (.08)
     Net realized gains                        --             --             --           (.05)            --           (.01)
        Total distributions                  (.17)          (.23)          (.37)          (.29)          (.31)          (.09)
Total increase (decrease) in                 1.40           1.14           3.03          (2.21)          3.49           (.75)
net asset value                           $ 21.43        $ 20.03        $ 18.89        $ 15.86        $ 18.07        $ 14.58
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
Total return*                                7.82%          7.36%         21.88%        (10.80%)        26.69%         (4.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                   1.06%          1.02%          1.94%          2.64%          2.48%          2.85%
     Total expenses**                         N/A            N/A            N/A            N/A            N/A            N/A
     Net expenses                            1.13%          1.17%          1.04%           .78%           .21%           N/A
     Expenses reimbursed and/or waived         --             --            .18%           .50%          1.17%          2.49%
Portfolio turnover                             43%            24%            27%            31%             8%            23%
Average commission rate paid                  N/A            N/A            N/A            N/A            N/A            N/A
Net assets, end of period (in thousands)  $85,042        $64,629        $42,642        $22,212         $7,927         $1,711
Number of shares outstanding
at end of period (in thousands)             3,968          3,226          2,258          1,401            439            117
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

     Class C Shares
                                                                                               From Inception
                                                                                              (March 1, 1994)
                                                             Year Ended September 30,         to September 30,
CSIF Equity Portfolio                                  1997           1996           1995           1994
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $21.71         $20.66         $19.98         $22.12
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              (.05)          (.16)          (.03)          (.06)
     Net realized and unrealized gain
     (loss)on investments                               6.21           3.04           2.05          (2.08)
        Total from investment operations                6.16           2.88           2.02          (2.14)
--------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                              (.01)          (.02)          (.09)            --
     Net realized gains                                (1.49)         (1.81)         (1.25)            --
     Total distributions                               (1.50)         (1.83)         (1.34)            --
Total increase (decrease) in
net asset value                                         4.66           1.05            .68          (2.14)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $26.37         $21.71         $20.66         $19.98
Total return*                                          29.84%         14.85%         11.16%         (9.14%)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Ratio to average net assets:

     Net investment income                             (1.08%)        (1.42%)         (.84%)        (1.06%)(a)

     Total expenses**                                   2.31%          2.86%          2.51%           N/A

     Net expenses                                       2.30%          2.85%          2.50%          2.75%(a)

     Expenses reimbursed and/or waived                    --             --           1.07%          4.60%(a)

Portfolio turnover                                        93%           118%            35%            94%

Average commission rate paid                          $.0574         $.0556            N/A            N/A

Net assets, end of period (in thousands)              $6,249         $2,996         $1,802         $  670

Number of shares outstanding
at end of period (in thousands)                          237            138             87             34
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

     Class A Shares
                                                                       Year Ended September 30,
CWVF International Equity                              1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $  18.62       $  17.62       $  17.99       $  16.35
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Income from investment operations
     Net investment income                               .10            .04            .11             --
     Net realized and unrealized
     gain (loss)                                        3.81           1.53            .38           2.14
        Total from investment operations                3.91           1.57            .49           2.14
---------------------------------------------------------------------------------------------------------
Distributions from:
     Net investment income                              (.05)          (.13)            --           (.03)
     Excess of net
     investment income                                    --             --             --           (.04)
     Net realized gains                                 (.42)          (.44)          (.86)          (.43)
        Total distributions                             (.47)          (.57)          (.86)          (.50)
Total increase (decrease) in net asset value            3.44           1.00           (.37)          1.64
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $  22.06       $  18.62       $  17.62       $  17.99

Total return*                                          21.44%          9.22%          3.19%         13.44%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income (loss)                        .51%           .23%           .68%          (.04%)

     Total expenses**                                   1.91%          1.95%          1.93%           N/A

     Net expenses                                       1.76%          1.81%          1.79%          1.96%

     Expenses reimbursed and/or waived                    --             --             --            .04%

Portfolio turnover                                        58%            96%            73%            78%

Average commission rate paid                        $  .0222       $  .0339            N/A            N/A

Net assets, end of year (in thousands)              $225,169       $194,032       $191,586       $175,543

Number of shares outstanding at
end of year (in thousands)                            10,207         10,422         10,876          9,755
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.


     Class C Shares
                                                                                             From Inception
                                                                                             (March 1, 1994)
                                                            Year Ended Sept. 30,            through Sept. 30,
CWVF International Equity                              1997           1996           1995           1994
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $18.20         $17.28         $17.86         $18.24
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              (.07)          (.15)          (.05)          (.06)
     Net realized and unrealized gain
     (loss) on investments                              3.68           1.51            .32           (.32)
        Total from investment operations                3.61           1.36            .27           (.38)
-------------------------------------------------------------------------------------------------------------
Distributions from:
     Net realized gains                                 (.42)          (.44)          (.85)            --
     Total distributions                                (.42)          (.44)          (.85)            --
Total increase (decrease) in net asset value            3.19            .92           (.58)          (.38)
-------------------------------------------------------------------------------------------------------------
Net asset value, ending                               $21.39         $18.20         $17.28         $17.86

Total return*                                          20.22%          8.07%          1.95%         (1.27%)

Ratio to average net assets:

     Net investment income (loss)                       (.47%)         (.88%)         (.47%)        (1.16%)(a)

     Total expenses**                                   2.91%          3.08%          3.12%           N/A

     Net expenses                                       2.76%          2.93%          2.99%          3.32%(a)

     Expenses reimbursed and/or waived                    --             --            .13%           .50%(a)

Portfolio turnover                                        58%            96%            73%            78%

Average commission rate paid                          $.0222         $.0339            N/A            N/A

Net assets, end of period (in thousands)              $8,799         $6,779         $6,061         $3,620

Number of shares outstanding
at ending (in thousands)                                 411            373            351            203
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.

                                                            Class A Shares

                                                                        From Inception
                                                                        (July 2, 1992)
                                                 Year Ended Sept. 30,  to September 30,
CWVF International Equity                               1993                1992
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $14.31              $15.00
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                               .08                 .02
     Net realized and unrealized gain (loss)            2.04               (.71)
        Total from investment operations                2.12               (.69)
---------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
     Net investment income                              (.05)                 --
     Excess of net
     investment income                                    --                  --
     Net realized gains                                 (.03)                 --
        Total distributions                             (.08)                 --
Total increase (decrease) in net asset value            2.04                (.69)
---------------------------------------------------------------------------------------
Net asset value, ending                               $16.35              $14.31
Total return*                                          14.95%              (4.60%)

Ratio to average net assets:

     Net investment income (loss)                        .80%               1.23%(a)

     Total expenses**                                    N/A                 N/A

     Net expenses                                       1.50%               1.01%(a)

     Expenses reimbursed and/or waived                   .20%                .60%(a)

Portfolio turnover                                        35%                 --

Average commission rate paid                             N/A                 N/A

Net assets, end of period (in thousands)             $54,280              $8,440

Number of shares outstanding
at ending (in thousands)                               3,319                 590
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
The Funds are designed for individual and institutional investors, including ERISA fiduciaries, seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The CSIF Managed Growth Portfolio is designed for long-term investment through a balanced portfolio. The CSIF Money Market Portfolio is designed for short-term cash management and stability of principal. The CSIF Bond Portfolio is designed for current income and preservation of capital. The CSIF Equity Portfolio and CWVF International Equity Fund are designed for capital growth. The net asset value of each Portfolio, except for CSIF Money MarketPortfolio, will fluctuate in response to changes in market conditions and the value of portfolio investments.

--------------------------------------------------------------------------------
CSIFMoney Market Portfolio

The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments, including repurchase agreements with recognized securities brokers and banks secured by such instruments, and reverse repurchase agreements, all selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share.

The Money Market Portfolio invests only in high grade, short-term money market instruments which may include: obligations issued or guaranteed as to principal by the United States Government, its agencies and instrumentalities; US dollar-denominated certificates of deposit, time deposits and bankers' acceptances of US banks, generally banks with assets in excess of $1 billion; taxable municipal securities, including variable rate demand notes; and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, is of comparable quality.

--------------------------------------------------------------------------------
CSIF Managed Growth Portfolio

The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments (including repurchase agreements secured by such instruments) selected with a concern for the investment and social impact of each investment. It is not the policy of the Managed Growth Portfolio to take risks to obtain speculatively or aggressively high returns. The portfolio is a "balanced" portfolio, and intends to invest approximately 55% to 60% of its assets in equities and 40% to 45% in fixed income securities. See "Portfolio Managers" for more information. Generally, equity investments are selected by the subadvisors, subject to direction and control by CAMCO and the CSIF Board of Trustees. CAMCO manages the Portfolio's fixed-income assets and determines the mix for the Managed Growth Portfolio depending upon its view of market conditions and the economic outlook.

CSIF Managed Growth Portfolio may purchase both common and preferred stock. The Portfolio normally invests in bonds which are considered investment-grade, including bonds which are direct or indirect obligations of the US Government, or which at the date of investment are rated AAA, AA, A, or BBB by S&P or Aaa, Aa, A, or Baa by Moody's. The Portfolio may purchase lower-rated obligations (those rated below BBB, which are considered noninvestment-grade securities) but no more than 20% of its assets may be invested in obligations rated lower than
B. The Portfolio may purchase, without limitation, bonds which are unrated but of comparable quality to bonds rated B or better as determined by CAMCO under the supervision of the CSIF Board of Trustees. The Managed Growth Portfolio does not currently hold or intend to invest more than 5% of its net assets in noninvestment-grade securities. See the Statement of Additional Information ("SAI") for additional information concerning bond ratings.

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CSIFBond Portfolio

The Bond Portfolio seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, including taxable municipal securities, selected pursuant to the Fund's investment and social criteria. The Bond Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of current income and preservation of capital. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisors' evaluation of current and anticipated market patterns and trends; the Advisors expect that the Bond Portfolio's average weighted maturity will range between 5 and 20 years. The value of the Portfolio will vary inversely with changes in interest rates.

In seeking to achieve these objectives, it is anticipated that under normal conditions the Bond Portfolio will invest at least 65% of the value of its net assets in publicly-traded straight debt securities which have an investment grade rating of A or above as determined by a nationally recognized rating service such as S&P or Moody's, or if unrated, determined to be of comparable quality. The Portfolio may also invest in obligations issued or guaranteed by the US Government or its agencies or instrumentalities, or in cash and cash equivalents. Up to 20% of the Bond Portfolio's total assets may be invested in straight debt securities which are not rated within the four highest grades, in convertible debt securities, convertible preferred and preferred stocks, or other securities. The Bond Portfolio does not currently hold or intend to invest more than 5% (approximately) of its net assets in noninvestment-grade securities. See the SAI for additional information concerning bond ratings.

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CSIF Equity Portfolio

The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria. The Equity Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of growth of capital.

CSIF Equity Portfolio normally invests at least 80% of the value of its net assets in equity securities. Such securities include common stocks, convertible securities and preferred stocks. For liquidity purposes or pending the investment of the proceeds of the sale of its shares, this Portfolio may invest up to 20% of the value of its assets in money market instruments, including: obligations of the US Government, its agencies and instrumentalities; certificates of deposit of banks, generally, those having total assets of at least one billion dollars; and commercial paper or other corporate notes of investment grade quality. Such securities may be purchases subject to repurchase agreements with recognized securities brokers and banks. If the Equity Portfolio has assumed a temporary defensive posture, there is no limitation on the percentage of its assets which may be invested in money market instruments. The Equity Portfolio does not currently hold or intend to invest more than 5% of its net assets in noninvestment-grade debt securities.

ADDITIONAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
Calvert Social Investment Fund

As a matter of fundamental investment policy which cannot be changed without shareholder approval, no more than 25% of the value of a Portfolio's assets may be invested in any one industry, no more than 5% of a Portfolio's assets may be invested in any one company, nor may a Portfolio, or CSIF in the aggregate, purchase more than 10% of the voting securities of any issuer.

CSIF Managed Growth, Bond and Equity Portfolios each can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolios to adjust the risk and return characteristics of the Portfolios. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Portfolios' 15% restriction on illiquid securities. See the CSIF SAI for more detail about these strategies.

CSIF may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities brokers determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains liquid assets equal in value to the repurchase price in a segregated account.

Each CSIF Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed 10% of the value of that Portfolio's total assets.

The Managed Growth and Bond Portfolio's fixed-income investment strategies caused them to have a relatively high portfolio turnover compared to other portfolios. A portfolio with high turnover may incur higher transaction costs, such as custodian and settlement fees. During fiscal 1997, brokerage commission expenses remained relatively level even though turnover increased significantly, since the fixed income investments are traded on a spread, rather than a commission basis.

--------------------------------------------------------------------------------
CSIF has adopted the following operating (i.e., non-fundamental) investment policies which may be changed by the Board of Trustees without shareholder approval:

CSIF Managed Growth, Bond, and Equity Portfolios may not purchase or hold illiquid securities if more than 15% of the value of that Portfolio's net assets would be invested in such securities. CSIFMoney Market illiquid securities limitation is 10% of net assets.

Each CSIF Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolios may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for US investments. By investing in ADRs rather than directly in foreign issuers' stock, the Portfolios may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. The Money Market Portfolio may purchase only high quality US dollar-denominated instruments.

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CWVF International Equity Fund

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of equity securities. All investments are screened for financial and social criteria. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Under normal circumstances, International Equity will invest at least 65% of its assets in equity securities. International Equity will invest primarily in common stocks of established foreign companies believed by the Subadvisor to have potential for capital growth, income or both. Companies are considered established if their securities are traded on a recognized stock exchange. However, International Equity may invest in any other type of security including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies, (including Euro-currency instruments and securities) or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions. International Equity may invest in American or European Depositary Receipts ("ADRs" or "EDRs"). See the Statement of Additional Information. International Equity may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. Its reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, US and foreign government and agency obligations, and obligations of supranational entities, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. Any money market instruments will be rated at least A-2/P-2 or better by a nationally recognized statistical rating organization such as Standard and Poor's or Moody's, or, if unrated, determined by the Advisor or Subadvisor to be of equivalent credit quality. CWVF International Equity may also engage in certain options transactions, and enter into futures contracts and related options for hedging purposes.

Under normal circumstances, CWVF International Equity will invest at least 65% of its assets in the securities of issuers in no less than three countries, other than the USA. CWVF International Equity makes investments in various countries. Under normal circumstances, International Equity may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if International Equity's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International Europe-Far East-Asia (EFEA) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth. Under exceptional economic or market conditions, International Equity may invest substantially all of its assets in only one or two countries, or in US government obligations. As an operating policy, CWVF International Equity will limit its investment in securities of US issuers, excluding Special Equities and High Social Impact Investments, to 5% of its net assets.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor. International Equity may invest up to 30% of its net assets in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A country is considered to be a developing country if it is not included in the Morgan Stanley Capital International World Index.

CWVF International Equity may may invest up to 35% of its net assets in debt securities excluding money market instruments. Of this, at least 30% will be of the highest credit quality available (rated AAA or Aaa by Standard & Poor's ("S&P") or Moody's, respectively, or if not rated by S&P or Moody's, then determined by the Subadvisor to be of equivalent credit quality). The remaining 5% of Fund assets that may be invested in debt securities may be rated lower than AAA, although the Subadvisor does not intended to purchase any bonds rated lower than AAA unless the instrument provides an opportunity to invest in an attractive company in which an equity investment is not currently available or desirable. All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline.

CWVF International Equity may write covered call options and purchase call and put options on securities and security indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contract and related options for hedging purposes, and invest in warrants, stock rights and repurchase agreements. These investment techniques and the related risks are described in more detail in the Statement of Additional Information.

Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index. CWVF International Equity may not write options on more than 50% of its total assets. Management presently intends to cease writing options in and as long as 25% of such total assets are subject to outstanding options contracts. CWVF International Equity may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
--------------------------------------------------------------------------------

Lending portfolio securities

CWVF International Equity may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 10% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and CWVF International Equity must be able to terminate such loans upon notice at any time. International Equity will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that CWVF International Equity continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral.

Securities loans are usually made to broker/dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, International Equity will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor or Subadvisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities. International Equity will realize any gain or loss in the market value of the securities during the loan period and may pay reasonable custodial fees in connection with the loan.

International Equity Fund's investment objective and those policies set forth as fundamental investment restrictions may not be changed without shareholder approval.

--------------------------------------------------------------------------------

Risk Factors - CWVF International Equity

An investment in International Equity is subject to various risks. International Equity's use of certain investment techniques, such as foreign currency options, involves special risks. See "Investment Techniques and Related Risks."

There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the US Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the US.

Foreign securities involve currency risks. The US dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as those in the US. In most foreign markets volume and liquidity are less than in the US and, at times, volatility of price can be greater than that in the US. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on US exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the US.

There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of International Equity in some foreign countries. CWVF International Equity is not aware of any investment or exchange control regulations which might substantially impair the operations of CWVF International Equity as described, although this could change at any time.

The dividends and interest payable on certain of International Equity's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to International Equity shareholders. The expense ratio of CWVF International Equity can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

--------------------------------------------------------------------------------
                             INVESTMENT SELECTION PROCESS
--------------------------------------------------------------------------------

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first screened for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Fund's minimum standards for all its criteria.

With respect to government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the US Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the US Government, such as Treasury securities.

Although each Fund's social criteria and consideration tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an organization for investment by a Portfolio does not constitute endorsement or validation by each Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy each Fund's social criteria. Investors in each Fund are invited to send a brief description of companies they believe might be suitable for investment.
--------------------------------------------------------------------------------

All Investments are selected with a concern for the social impact of each investment

CALVERT SOCIAL INVESTMENT FUND

Calvert Social Investment Fund invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

CSIF has developed the following criteria for the selection of organizations in which it invests. CSIF recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and CSIF's Subadvisors.
     Given these considerations, CSIF seeks to invest in a producer or service provider which:

1.   Delivers safe products and services in ways which sustain our natural
environment. For example,     CSIF looks for companies that produce energy from
renewable resources, while avoiding consistent              polluters.

2.   Is managed with participation throughout the organization in defining and
achieving objectives.    For example, CSIF looks for companies that offer
employee stock ownership or profit-sharing plans.

3.   Negotiates fairly with its workers, provides an environment supportive of
their wellness, does          not discriminate on the basis of race, gender,
religion, age, disability, ethnic origin, or sexual              orientation,
does not consistently violate regulations of the Equal Employment Opportunity
               Commission, and provides opportunities for women, disadvantaged
minorities, and others for         whom equal opportunities have often been
denied. For example, CSIF considers both unionized          and non-union firms
with good labor relations.

4.   Fosters awareness of a commitment to human goals, such as creativity,
productivity, self-respect         and responsibility, within the organization
and the world, and continually recreates a context          within which these
goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in an issuer which the Advisors determine to be significantly engaged in:

1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

2.   Business activities in support of repressive regimes.

3.   The manufacture of weapon systems.

CSIF will not, as a matter of operating policy which may be changed without the approval of a majority of the outstanding shares, invest in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

CSIF believes that social and technological change will continue to transform America and the world into the next century. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

--------------------------------------------------------------------------------
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND

CWVF International Equity carefully reviews company policies and behavior regarding social issues important to global quality of life.

CWVF International Equity currently observes the following operating policies which may be changed by its Board of Directors without shareholder approval:

1.   It actively seeks to invest in companies that achieve excellence in both
financial return and               environmental soundness, selecting issuers
that take positive steps toward preserving and              enhancing our
natural environment through their operations and products, and avoiding companies with poor environmental records;

2.   CWVF International Equity seeks to invest in companies with positive labor
practices. We            consider the International Labor Organization's basic
conventions on worker rights as a            guideline for our labor criteria.
International Equity avoids investing in companies that
demonstrate a pattern of engaging in forced, compulsory, or child labor. In
addition, we seek        to invest in companies that hire and promote women and
ethnic minorities; respect the right         to form unions; comply, at a
minimum, with domestic hour and wage laws; and provide good           health and
safety standards;

3.   International Equity will not invest in issuers which the Advisor or
Subadvisor ascertains              contribute to human rights abuses in other
countries;

4.   It will not invest in producers of nuclear power or nuclear weapons, or
companies with more           than 10% of revenues derived from the production
or sale of weapons systems; and

5.   It will not invest in companies which derive more than 10% of revenues from
the production of        alcohol or tobacco products, and actively seeks to
invest in companies whose products or services         improve the quality of or
access to health care, including public health and preventative medicine.

CWVF International Equity believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. CWVF International Equity believes these enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

The spirit of Calvert World Values International Equity Fund's social vision is similar to Calvert Social Investment Fund, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF. CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
--------------------------------------------------------------------------------

Special Equities and Private Placements - CSIF and International Equity

Due to the particular social objective of the Funds, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The Special Equities Committee of each Fund's Board identifies, evaluates, and selects certain of these investments, subject to ratification by the Boards. The private placement investments undertaken by the Funds, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies.

Many private placement investments have no readily available market and may therefore be considered illiquid. Investments in private placements and other securities for which market quotations are not readily available are valued under the direction and control of the Boards.
--------------------------------------------------------------------------------

High Social Impact Investments - CSIF and International Equity

Each Portfolio may invest a small portion of its respective assets in
investments in securities that           offer a rate of return below the then
prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"); such High Social Impact investments must be less than 1% of the applicable CSIFPortfolio's assets, and less than 3% of CWVF International Equity's assets. Such securities are typically illiquid and unrated and generally considered noninvestment-grade debt securities which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments Committee of the Boards identifies, evaluates, selects and values these investments, subject to ratification by the Boards.

YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------
The Portfolios may advertise different types of yield and total return performance, which is calculated separately for each class. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about each Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

The Money Market Portfolio may advertise "yield" and "effective yield." The "yield" refers to the actual income generated by an investment over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
--------------------------------------------------------------------------------

CSIF Bond Portfolio

Yield measures the Bond Portfolio's current investment performance, that is, the rate of income on its portfolio investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, Equity and CWVF International Equity Portfolios

Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of its dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales charge" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc.

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                                   FUND MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees or Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Calvert Social Investment Fund

The Board of Trustees supervises CSIF's activities and reviews its contracts
with companies that              provide it with services. CSIF is an open-end
diversified management investment company, organized as a Massachusetts business trust on December 14, 1981.
--------------------------------------------------------------------------------

Board of Trustees - Calvert Social Investment Fund

REBECCA ADAMSON
President, First Nations Development Institute

RICHARD L. BAIRD, JR.
Executive Vice President, Family Health Council, Inc.

JOHN G. GUFFEY, JR.
Co-Chair, Calvert Social Investment Foundation

Treasurer and Director, Silby, Guffey & Co., Inc.

JOY V. JONES, Esq.
Attorney and Entertainment Manager

BARBARA J. KRUMSIEK
President, Chief Executive Officer and Vice Chair, Calvert Group, Ltd. and subsidiaries

TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
Co-Chair, Calvert Social Investment Foundation

(Ms.) SYDNEY AMARA MORRIS
Unitarian Church of Vancouver, Vancouver, British Columbia, Canada

CHARLES T. NASON
Chairman, President, and Chief Executive Officer, The Acacia Group

D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
Chair, CSIF Board of Trustees
--------------------------------------------------------------------------------

Calvert Social Investment Fund Advisory Council

The Advisory Council is a resource to the CSIF Board of Trustees regarding communication networks for the Fund and the application and refinement of the Fund's social criteria.

TIMOTHY SMITH
(Chair) Executive Director, Interfaith Center on Corporate Responsibility

ROBERT BROWNE
President, Twenty-First Century Foundation

WILLIAM J. BYNUM
President and CEO, Enterprise Corporation for the Delta

JACK CHIN
Coordinator, Funder's Forum on Environmental Education

FRED DAVIE
Program Officer, Community and Resource Development, Ford Foundation

MARIAN WRIGHT EDELMAN
President & Founder, Children's Defense Fund

MICHAEL FISCHER
Program Officer, William and Flora Hewlett Foundation

ELIZABETH HARRIS
Vice President, UNC Partners, Inc.

SOPHIA BRACEY HARRIS
Founder and Executive Director, The Federation of Childcare Centers of Alabama, Inc.

JAMES E. HEARD
President, Breakwater Holdings

HAZEL HENDERSON
Independent Futurist and Author

ERICA HUNT
Executive Director, Twenty-First Century Foundation

GRACE LECLAIR
Writer, Consultant and Theorist Concerning the Impacts of Economics on Family and Community Life

KAI LEE
Professor of Environmental Studies and Director of the Center for Environmental Studies,Williams College

JESSICA LIPNACK
President, The Networking Institute, Inc.

ROBERT CARTER RANDOLPH
Attorney and Mediator/Arbitrator
Washington Arbitration and Mediation Service

RUSTUM ROY
Professor of Geochemistry, Pennsylvania State University

BYRON RUSHING
State Representative, Massachusetts

MARC DAVID SARKADY
Leadership Consultant and International Facilitator

GAIL SNOWDEN
Group Executive, Community Banking Group, Bank of Boston

JEFFREY STAMPS
Chairman, The Networking Institute, Inc.

THOMAS STONEBACK
Vice President and Chief Administrative Officer, Rodale Press, Inc.

DARRELD RAY TURNER, II
Policy Advisor, Cherokee Nation of Oklahoma

DIANE WHITE
Owner, Blackberry

D. Wayne Silby, Chair of CSIF's Board of Trustees, serves as an ex officio member of the Advisory Council.
--------------------------------------------------------------------------------

Calvert World Values International Equity Fund

The Board of Directors supervises CWVF's activities and reviews its contracts with companies that provide CWVF with services.

CWVF is an open-end diversified management investment company organized as a Maryland corporation on February 14, 1992. Prior to June 1, 1996,
International Equity operated under the name of Calvert World Values Global Equity Fund. The other series of Calvert World Values Fund, Inc. is Calvert Capital Accumulation Fund.
Board of Directors - Calvert World Values Fund, Inc.

JOHN G. GUFFEY, JR.
Vice Chair of the CWVF Board of Directors
Co-Chair, Calvert Social Investment Foundation
Treasurer and Director, Silby, Guffey & Co., Inc.

BARBARA J. KRUMSIEK
Co-Chair of the CWVF Board of Directors
President, Chief Executive Officer and Vice Chair, Calvert Group, Ltd. and subsidiaries

TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
Co-Chair, Calvert Social Investment Foundation

RUSTUM ROY
Evan Pugh Professor of Solid State Geochemistry, Pennsylvania State University

D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
Co-Chair of the CWVF Board of Directors

TESSA TENNANT
Green and ethical investing Manager, National Provident Investment Managers Ltd.

MUHAMMAD YUNUS
Managing Director, Grameen Bank, Bangladesh
--------------------------------------------------------------------------------

Calvert Asset Management Company, Inc. serves as Advisor to the Funds.

Calvert Asset Management Company, Inc. ("CAMCO") is each Fund's investment advisor. CAMCO provides the Funds with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of CAMCO or its affiliates. CAMCO may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker/dealers in return for their promotional or administrative services.
--------------------------------------------------------------------------------

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of CAMCO, each Fund's shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets of over $5 billion and more than 200,000 shareholder and depositor accounts.
--------------------------------------------------------------------------------

Portfolio Managers

CSIF Managed Growth Portfolio

The Managed Growth Portfolio is managed by multiple investment subadvisors. With the multi-manager approach, there will be several investment strategies in place at any given time in order to help the Portfolio pursue its investment objectives. The Managed Growth Portfolio may employ "growth managers," who generally concentrate on stocks that have demonstrated, or are expected to produce, earnings growth rates significantly greater than the market as a whole, as well as "value managers," who tend to make stock selections on the basis of perceived relative value as determined by a defined model in a bottom-up approach.
CAMCO manages the fixed-income portion of the Portfolio and has retained NCM Capital Management Group, Inc. ("NCM") and Brown Capital Management, Inc. ("Brown") as subadvisors for the equity portion of the Portfolio.
--------------------------------------------------------------------------------

CAMCO

CAMCO utilizes a team approach to the management of the fixed-income assets of the Managed Growth Portfolio. CAMCO has actively managed these assets since July 1995. Prior to this, the fixed-income assets were managed by US Trust as a Subadvisor with CAMCO providing oversight. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert portfolios for CAMCO. Mr. Martini has over 19 years of experience in the securities industry and has been the head of the asset management team since 1985.
--------------------------------------------------------------------------------

NCM Capital Management Group, Inc.

NCM Capital Management Group, Inc. has managed a part of the equity portion of the Managed Growth Portfolio since July 1, 1995. NCM was founded by Maceo K. Sloan in 1986 as a subsidiary of North Carolina Mutual Life Insurance Company, which was established by Mr. Sloan's ancestors in 1898 and is one of the oldest and largest minority-owned financial institutions in the country. NCM has been an employee-owned subsidiary of Sloan Financial Group since 1991. Maceo K. Sloan, CFA, FLMI, is the Chairman, President, Chief Executive Officer, and Chief Investment Officer. Sixty percent of Sloan Financial Group is co-owned by Mr. Sloan and Justin E. Beckett, who is Executive Vice President and a Director of NCM. NCM is one of the largest minority-owned investment management firms in the country, and provides products in equity, fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan and Clifford D. Mpare. Maceo K. Sloan, CFA, FLMI, is Chairman, President, Chief Executive Officer, and Chief Investment Officer of the company. He received a BA from Morehouse College, and MBA from Georgia State University, and a JD from North Carolina Central University. He is a Chartered Financial Analyst and Fellow of the Life Management Institute. Mr. Sloan is a regular panelist on the PBS program Wall Street Week in Review and has been a panelist and chaired several conferences concerning investment opportunities in South Africa, such as the RCB International Seminar and the Pensions 2000 on South Africa.

Clifford D. Mpare, CFA, CMA, is Senior Vice President and Director of Investments. He received his BComm from St. Mary's University and an MBA from Dalhousie University. He is a Chartered Financial Analyst and a Certified Management Accountant.
--------------------------------------------------------------------------------

Brown Capital Management, Inc.

Brown Capital Management, Inc. of 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity portion of the Managed Growth Portfolio since September 30, 1996. Brown Capital Management, Inc. believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have earnings-per-share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. The firm concentrates on mid-/large-cap growth stocks.

Asset management by Brown Capital Management, Inc. is by a team headed by Eddie
C. Brown. Eddie C. Brown, Portfolio Manager, is founder and President of Brown Capital Management. He has over 23 years of investment experience, having served as Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds a BS in Electrical Engineering from Howard University, an MS in Business Administration from the Indiana University School of Business. He is a professionally-designated Chartered Financial Analyst and Chartered Investment Counselor, and an inductee into the "Wall Street Week Hall of Fame," and a member of The President's Roundtable.
--------------------------------------------------------------------------------

CSIF Bond Portfolio

CAMCO utilizes a team approach to the management of the fixed-income assets of the Bond Portfolio. CAMCO has actively managed these assets since March 1997. Prior to this, the fixed-income assets were managed by US Trust as a Subadvisor with CAMCO providing oversight. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert portfolios for CAMCO. Mr. Martini has over 19 years of experience in the securities industry and has been the head of the asset management team since 1985.
--------------------------------------------------------------------------------

CSIF Equity Portfolio

Loomis, Sayles & Company, L.P.

Loomis, Sayles & Company, L.P. is the Subadvisor to the Equity Portfolio. A private investment counsel firm founded in 1926, Loomis, Sayles is organized as a limited partnership, controlled by New England Mutual Life Insurance Company. The principal business address of Loomis, Sayles is One Financial Center, Boston, Massachusetts 02111.

Philip J. Schettewi, Managing Partner, Vice President, and Chief Portfolio Strategist of Loomis, Sayles & Company, L.P., is the portfolio manager for the Equity Portfolio. Mr. Schettewi is a Chartered Financial Analyst, and has 16 years experience in the investment business.
--------------------------------------------------------------------------------

CWVF International Equity Fund

Murray Johnstone International, Ltd.

Murray Johnstone International, Ltd. ("Murray Johnstone") is the Subadvisor to the CWVF International Equity Fund. Its principal business office in the US is 875 N. Michigan Avenue, Suite 3415, Chicago, Illinois 60611. CAMCO may manage the US dollar portion of the Fund's cash reserves. CAMCO will continuously monitor and evaluate the performance and investment style of the Subadvisor. The Subadvisor is a wholly-owned subsidiary of United Asset Management Company.

Andrew Preston, International Equity's Portfolio Manager, studied at Melbourne University in Australia and Ritsumeikan University in Japan prior to working for the Australian Department of Foreign Affairs. He joined Murray Johnstone in 1985, as an analyst in the UK and US departments, became Fund Manager in the Japanese Department, played a prominent role in the establishment and operation of Yamaichi-Murray Johnstone, and then began to support Murray Johnstone's growing US business.
--------------------------------------------------------------------------------

Calvert Social Investment Fund Advisory Fees

CAMCO receives a fee based on a percentage of CSIF's assets, and for the Managed Growth and Equity Portfolios only, a performance (+ or -) fee as well. From this, CAMCO pays the Subadvisors where applicable.

For its services during fiscal year 1997, CAMCO was entitled to and did receive, pursuant to the Investment Advisory Agreement, 0.50% of the Money Market Portfolio's average daily net assets. It also received 0.59% of the Bond Portfolio's, 0.55% of the Equity Portfolio's (after performance adjustment), and 0.60% of the Managed Growth Portfolio's (after performance adjustment) average daily net assets as investment advisory fees. With respect to the Bond Portfolio for the period March 1, 1997 to February 29, 2000, the Advisor has voluntarily agreed to limit its investment advisory fee to 0.55% of the Bond Portfolio's average daily net assets.

Investment selections for the fixed-income assets of the CSIFManaged Growth Portfolio are made by CAMCO. The Subadvisors make the investment selections for the remaining assets. Subadvisory fees are paid by CAMCO and are equal to a base fee of 0.25% of the Managed Growth Portfolio's average daily net assets, plus or minus a performance fee as set forth in the table above. Payment (or subtraction) of a Performance Fee is conditioned on (1) the performance of the Portfolio as a whole having exceeded (or trailed) The Lipper Balanced Fund Index ("Fund Index") during the Performance Period; and (2) payment of the Performance Fee not causing the Portfolio's performance to fall below the Fund Index.

The Investment Advisory Agreement between CSIF and CAMCO, with respect to the Managed Growth Portfolio, provides that CAMCO is entitled to a base annual fee ("Base Fee"), payable monthly, of 0.70% of the Portfolio's average daily net assets. CAMCO may earn (or have its base fee reduced by) a performance adjustment ("Performance Fee") based on the extent to which performance of the Managed Growth Portfolio exceeds or trails the Relevant Index. The Relevant Indices are as follows:

     CAMCO:    Lehman Aggregate Bond Index
     NCM:      Russell 3000
     Brown:    Standard & Poors 500 Stock Index

     Performance versus           Performance
     the Relevant Index           Fee Adjustment
--------------------------------------------------------------------------------
     6% to < 12%                  0.05%
     12% to < 18%                 0.10%
     18% or more                  0.15%

Loomis, Sayles makes investment selections for the Equity Portfolio. It receives a subadvisory fee from CAMCO equal to a base fee of 0.25% of the Equity Portfolio's average daily net assets, plus or minus a performance fee as set forth in the table above. Loomis, Sayles also receives a 0.05% fee, paid by CAMCO (not CSIF) for its assistance with the distribution of CSIF.

The Investment Advisory Agreement between CAMCO and CSIF, with respect to the Equity Portfolio, provides that CAMCO is entitled to a base annual fee, payable monthly, of 0.70% of the Portfolio's average daily net assets. CSIF pays a monthly performance fee of plus or minus 0.20%, based on the extent to which performance of the Equity Portfolio exceeds or trails the S&P's 500 Composite
Index:

     Performance versus           Performance
     the S&P's 500 Composite      Index Fee Adjustment
--------------------------------------------------------------------------------
     6% to < 12%                  0.07%
     12% to < 18%                 0.14%
     18% or more                  0.20%

Prior to March 1, 1997, US Trust made investment selections for the CSIF Bond Portfolio pursuant to an Investment Subadvisory Agreement with CAMCO. For fiscal 1997, CAMCO paid US Trust a fee of 0.20% of the assets of the Bond Portfolio.

CWVF International Equity Fund Advisory Fees

The Investment Advisory Agreement between CWVF International Equity Fund and CAMCO provides that CAMCO is entitled to an annual fee, payable monthly, of 1.00% of International Equity's average daily net assets. For the year ended September 30, 1997, CAMCO received fees of 1.00% of the average daily net assets. CAMCO may, in its discretion, defer its fees or assume International Equity's operating expenses. The Investment Advisory Agreement provides that CAMCO may later, to the extent permitted by law, recapture any fees it deferred, or expenses it assumed during the two prior years. During the 1997 fiscal year, CAMCO did not recapture fees.

The Investment Subadvisory Agreement between CAMCO and Murray Johnstone provides that Murray Johnstone is entitled to a subadvisory fee of 0.45% of CWVF International Equity Fund's average daily net assets it manages. Murray Johnstone's fee is paid by CAMCO, not CWVF. Murray Johnstone also receives a 0.05% fee, paid by CAMCO (not CWVF) for its assistance with the distribution of CWVF International Equity Fund.
--------------------------------------------------------------------------------

Calvert Distributors, Inc. serves as underwriter to market each Funds' shares.

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for each Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
--------------------------------------------------------------------------------

Calvert Administrative Services Company provides administrative services for CWVF International Equity.

Calvert Administrative Services Company ("CASC"), an affiliate of CAMCO, provides certain administrative services to International Equity, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from CWVF International Equity of 0.10% of its aggregate daily net assets, with a minimum fee of $40,000 per year.
--------------------------------------------------------------------------------

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the shareholder servicing agent for each Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for each Fund.

--------------------------------------------------------------------------------
                                  SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
                                  OPENING AN ACCOUNT
--------------------------------------------------------------------------------

You can buy shares of CSIFor CWVF in several ways which are described here and in the chart below.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which Fund and class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.


Alternative Sales Options
CSIF Managed Growth, CSIF Bond, CSIF Equity, and CWVF International Equity each offer three classes of shares:

Class A Shares - Front-End Load Option


Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.


Class B Shares - Back-End Load Option

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six calendar years after purchase (four years for CSIF Bond). Class B shares will automatically convert to Class A shares at the end of eight calendar years after purchase (six calendar years for CSIF Bond).

Class C shares - Level Load Option

Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase.
--------------------------------------------------------------------------------

Class B and C shares have higher expenses.

Each Portfolio bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, B and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares, while payments under the Class B and C Distribution Plan are 1.00% of the average daily net asset value of Class B and C shares, respectively.
--------------------------------------------------------------------------------

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class B and C shares, as a result of the distribution expenses described above. (See also "Yield and Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. The Portfolio will not normally accept any purchase of Class B shares in the amount of $250,000 or more. Class C shares are not available for investments of $1 million or more. Brokers or others may receive different levels of compensation depending on which class of shares they sell.
--------------------------------------------------------------------------------

Class A Shares - CSIF Managed Growth, CSIF Equity, and CWVF International Equity Portfolios

Class A shares are offered at net asset value plus a front-end sales charge as follows:


                                                                As a % of         Allowed to       Amount of       As a % of net
Amount of                               Brokers as a % of
Investment                                offering price        invested        offering price
---------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                            4.75%               4.99%               4.00%
$50,000 but less than $100,000               3.75%               3.90%               3.00%
$100,000 but less than $250,000              2.75%               2.83%               2.25%
$250,000 but less than $500,000              1.75%               1.78%               1.25%


$500,000 but less than $1,000,000            1.00%               1.01%               0.80%
$1,000,000 and over                          0.00%               0.00%               0.00%*


CSIF Bond Portfolio
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                                As a % of         Allowed to       Amount of       As a % of net
Amount of                               Brokers as a % of
Investment                                offering price        invested        offering price
---------------------------------------------------------------------------------------------------------------------------------
Investment                                   offering price      invested            offering price
Less than $50,000                            3.75%               3.90%               3.00%
$50,000 but less than $100,000               3.00%               3.09%               2.25%
$100,000 but less than $250,000              2.25%               2.30%               1.75%
$250,000 but less than $500,000              1.75%               1.78%               1.25%
$500,000 but less than $1,000,000            1.00%               1.01%               0.80%
$1,000,000 and over                          0.00%               0.00%               0.00%*

*CDI may pay the dealer a finder's fee of up to 0.50% (0.25% for CSIF Bond) of the amount of purchase on purchases of over $1 million. If paid, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all shares within twelve months of the time of purchase.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond and Equity Portfolios, and CWVF International Equity:

Front-end sales charges on shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker/dealer. Upon written notice to brokers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Brokers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance, your broker/dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.
--------------------------------------------------------------------------------

Class A Distribution Plan

CSIFand CWVF have adopted a Distribution Plan with respect to Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.35% (0.25% for the CSIF Money Market Portfolio) of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Funds to CDI under the Class A Distribution Plan are used to pay to brokers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. For the fiscal year ended September 30, 1997, the Managed Growth, Bond, and Equity Portfolios of CSIF paid Class A Distribution Plan expenses of 0.24%, 0.20%, and 0.23% of average net assets, respectively. CSIF Money Market Portfolio did not pay any Distribution Plan expenses in fiscal 1997. For the same period, CWVF International Equity paid Class A Distribution Plan expenses of 0.25% of average net assets.

Class B Shares
Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio will impose a deferred sales charge at the time of redemption as follows:

                                 Contingent Deferred Sales
                                 Charge As A Percentage of      Redemption During    Net Asset Value At
Redemption
------------------------------------------------------------------------------------------------------------------
                                   CSIF Managed Growth,Equity
                                    and CWVF International          CSIFBond
------------------------------------------------------------------------------------------------------------------
1st year since purchase                      5%                       4%
2nd year since purchase                      4%                       3%
3rd year since purchase                      4%                       2%
4th year since purchase                      3%                       1%
5th year since purchase                      2%                       None
6th year since purchase                      1%                       None
7th year since purchase and thereafter       None                     None

If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for eight calendar years (six years for CSIF Bond Portfolio) will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.
--------------------------------------------------------------------------------

Class B Distribution Plan
CSIF and CWVF have adopted a Distribution Plan with respect to Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Funds under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of up to 4% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.
--------------------------------------------------------------------------------

Class C Shares
Class C shares are not available through all brokers. Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, CSIFand CWVF may impose a deferred sales charge of 1.00% on shares redeemed during the first year after purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.
--------------------------------------------------------------------------------

Class C Distribution Plan
CSIF and CWVF have adopted a Distribution Plan with respect to Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by each Fund under the Class C Distribution Plan are currently used by CDI to pay brokers and other selling firms (1) a commission at the time of purchase of 1.00% of the value of each share sold, and (2) beginning in the 13th month after purchase, quarterly compensation at an annual rate of up to 0.75%, plus a service fee as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the 1997 fiscal year, the Class C Distribution Plan expenses for CSIF Managed Growth and Equity Portfolios and CWVF International Equity were 1.00% of average net assets for each.
--------------------------------------------------------------------------------

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than six years (more than four years for CSIF Bond Class B; more than one year for Class C for all funds) or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402(g)(2), or 401(m)(6) of the Internal
Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).
--------------------------------------------------------------------------------

Arrangements with Broker/Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. All such payments will be in compliance with NASD rules. CDI will offer a full reallowance of the Class A sales charge on CWVF International Equity to The Advisors Group, on sales from April 1 through August 31, 1998.



                                      HOW TO BUY SHARES
                    (BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)
------------------------------------------------------------------------------------------
METHOD              NEW ACCOUNTS                            ADDITIONAL INVESTMENTS
------------------------------------------------------------------------------------------
BY MAIL             $2,000 minimum (CWVF)                   $250 minimum
                    $1,000 minimum (CSIF)

                    Please make your check payable          Please make your check payable
                    to the Fund and mail it                 to the Fund and mail it
                    with your application to:               with your investment slip to:

                    Calvert Group                           Calvert Group
                    P.O. Box 419544                         P.O. Box 419739
                    Kansas City, MO 64141-6544              Kansas City, MO 64141-6739
------------------------------------------------------------------------------------------

BY REGISTERED,      Calvert Group                           Calvert Group
CERTIFIED, OR       c/o NFDS, 6th Floor                     c/o NFDS, 6th Floor
OVERNIGHT MAIL      1004 Baltimore                          1004 Baltimore
                    Kansas City, MO 64105-1807              Kansas City, MO 64105-1807
------------------------------------------------------------------------------------------

THROUGH YOUR        $2,000 minimum (CWVF)                   $250 minimum
FINANCIAL PROFESSIONAL                                      $1,000 minimum (CSIF)
------------------------------------------------------------------------------------------

AT THE CALVERT      Visit the Calvert Branch Office to make investments by check.
OFFICE              See the back cover page for the address.
------------------------------------------------------------------------------------------

              FOR ALL OPTIONS BELOW, PLEASE CALL YOUR FINANCIAL PROFESSIONAL
                           OR CALVERT GROUP AT 800-368-2745
------------------------------------------------------------------------------------------

BY EXCHANGE         $2,000 minimum (CWVF)                   $250 minimum
(FROM YOUR          $1,000 minimum (CSIF)
ACCOUNT IN          When opening an account by exchange, your new account must
ANOTHER CALVERT     be established with the same name(s), address and taxpayer
GROUP FUND)         identification number as your existing Calvert account.

--------------------------------------------------------------------------------
BY BANK WIRE        $2,000 minimum (CWVF)                   $250 minimum
                    $1,000 minimum (CSIF)

--------------------------------------------------------------------------------
BY CALVERT MONEY    Not Available                           $50 minimum
CONTROLLER*         for Initial Investment


*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE
--------------------------------------------------------------------------------
CSIF Money Market Portfolio shares are sold without a sales charge.

Money Market Portfolio: The price of one share is its "net asset value," or "NAV." NAV is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, and Equity Portfolios, and CWVF International Equity
Fund: Net asset value, or "NAV" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. For Portfolios with more than one class of shares, the NAVs of each class will vary daily depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the particular Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Each Fund is open for business each day the New York Stock Exchange is open. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share). The CSIF Money Market Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

--------------------------------------------------------------------------------
                          WHEN YOUR ACCOUNT WILL BE CREDITED
--------------------------------------------------------------------------------

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Funds. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. Drafts written on the CSIF Money Market Portfolio against such funds will be returned for uncollected funds. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day, or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

Your purchase will be processed at the net asset value calculated after your order is received and accepted. If your wire purchase is received by 5:00 p.m. Eastern time, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account. CSIF Managed Growth, Bond, and Equity Portfolios and CWVF International Equity

Your purchase will be processed at the next offering price based on the next net asset value calculated for the applicable shares after your order is received and accepted.

Certain financial institutions or broker/dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

--------------------------------------------------------------------------------
                                      EXCHANGES
--------------------------------------------------------------------------------

Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

- Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

- Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

- You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another fund at no additional charge. Shares may only be exchanged for shares of the same class of another Calvert Group Fund.

- No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

- Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely among money market funds.

- The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

--------------------------------------------------------------------------------
                             OTHER CALVERT GROUP SERVICES
--------------------------------------------------------------------------------

Calvert Information Network
24 hour yield and prices.

Calvert has round-the-clock telephone service and a website at http://www.calvertgroup.com that lets existing customers obtain prices, yields, account balances, and, by telephone only, authorize certain transactions.

Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for more information.
--------------------------------------------------------------------------------

Telephone Transactions
Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Funds, the transfer agent, the shareholder servicing agent, and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.
--------------------------------------------------------------------------------

Optional Services
Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker/dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.
--------------------------------------------------------------------------------

Householding of General Mailings
Householding reduces expenses while saving paper and postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirmations, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.
--------------------------------------------------------------------------------

Special Services and Charges
The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services. If you are purchasing shares of a Fund through a program of services offered by a broker/dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker/dealer or financial institution for the services rendered.
--------------------------------------------------------------------------------

Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

- Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

- Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees, and certain tax-exempt organizations.

- Simple IRAs and Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

- 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

--------------------------------------------------------------------------------
                                 SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received (less any applicable CDSC). See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Funds may hold payment on the redemption of your shares until reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember
To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Funds, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Portfolio to be paid.
Minimum account balance is $1,000 per Portfolio.

Please maintain a balance in each of your accounts of at least $1,000. If the balance in your CSIF Money Market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts. Accounts in other portfolios which have a balance of less than $1,000 may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and closed after 30 days if the balance is not brought up to the required minimum amount.

--------------------------------------------------------------------------------
                               HOW TO SELL YOUR SHARES
--------------------------------------------------------------------------------

Draftwriting (CSIF Money Market Portfolio only)

You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but CSIF Money Market will charge a service fee for drafts returned for insufficient funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.
--------------------------------------------------------------------------------

By Mail To:  Calvert Group P.O. Box 419544 Kansas City, MO 64141-6544.

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Portfolio number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, a voided bank check must be enclosed with your letter. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.
--------------------------------------------------------------------------------

Type of Registration     Requirements
--------------------------------------------------------------------------------
Corporations,            Letter of instruction and corporate resolution, signed
Associations             by person(s)authorized to act on the account,
                         accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)
--------------------------------------------------------------------------------

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."

Calvert Money Controller - Automatic Investment Plan
Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Calvert Money Controller will be subject to the Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.
--------------------------------------------------------------------------------

Systematic Check Redemptions

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

--------------------------------------------------------------------------------
                                 DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Each year, the Funds distribute substantially all of the net investment income to shareholders.

Dividends from CSIF Money Market Portfolio's net investment income are accrued daily and paid monthly. The CSIF Managed Growth Portfolio pays dividends quarterly, CSIF Bond Portfolio pays dividends monthly, and CSIF Equity Portfolio andCWVF International Equity Fund pay dividends annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.
--------------------------------------------------------------------------------

Dividend payment options (available monthly or quarterly)

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.
--------------------------------------------------------------------------------

"Buying a Dividend"

At the time of purchase, the share price of each class of CSIFManaged Growth, Bond, and Equity Portfolios and CWVF International Equity Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.
--------------------------------------------------------------------------------

Federal Taxes

In January, each Portfolio will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, and Equity Portfolios and CWVFInternational Equity

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.
--------------------------------------------------------------------------------

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.
--------------------------------------------------------------------------------

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                      EXHIBIT A
                         REDUCED SALES CHARGES (CLASS A ONLY)
--------------------------------------------------------------------------------
You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.
--------------------------------------------------------------------------------

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.
--------------------------------------------------------------------------------

Group Purchases
If you are a member of a qualified group, you may purchase shares at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which:
1.   has been in existence for more than six months,
2.   has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.
--------------------------------------------------------------------------------

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the I.R.C. of 1986, as amended, or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase a) Calvert Group has been notified in writing that the 403(b), or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district; or b) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.
--------------------------------------------------------------------------------

Other Circumstances
There is no sales charge on shares of any fund or portfolio of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor, (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the fund or portfolio, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."
--------------------------------------------------------------------------------

Established Accounts
Shares of the CSIF Managed Growth Portfolio may be sold at net asset value to you if your account was established on or before July 17, 1986.
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.
--------------------------------------------------------------------------------

Purchases made at net asset value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.
--------------------------------------------------------------------------------

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund or Portfolio, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

                                     Prospectus
                      January 31, 1998, Revised March 31, 1998


                           CALVERT SOCIAL INVESTMENT FUND
                         CALVERT INTERNATIONAL EQUITY FUND


                                To Open an Account:
                                    800-368-2748

                              Performance and Prices:
                            Calvert Information Network
                              24 hours, 7 days a week
                                    800-368-2745

                           Service for Existing Account:
                             Shareholders  800-368-2745
                               Brokers  800-368-2746

                             TDD for Hearing-Impaired:
                                    800-541-1524

                                   Branch Office:
                               4550 Montgomery Avenue
                                    Suite 1000N
                              Bethesda, Maryland 20814

                              Registered, Certified or
                                  Overnight Mail:
                                   Calvert Group
                                c/o NFDS, 6th Floor
                                   1004 Baltimore
                               Kansas City, MO 64105

                               Calvert Group Website
                            http://www.calvertgroup.com

                               Principal Underwriter
                             Calvert Distributors, Inc.
                               4550 Montgomery Avenue
                                    Suite 1000N
                              Bethesda, Maryland 20814

PROSPECTUS March 31, 1998

CALVERT CAPITAL ACCUMULATION FUND
CALVERT NEW VISION SMALL CAP FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814


CALVERT CAPITAL ACCUMULATION FUND seeks long-term capital appreciation by investing primarily in the stock of medium-sized companies using the talent of one or more investment subadvisors. The market capitalization of companies chosen for investment will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but the Fund may also invest in larger and smaller companies as deemed appropriate. It is the Advisor's intent that on average, the market capitalization of the companies represented in the Fund's portfolio will be mid-sized, with a slight bias toward the growth-style of investing. Other investments may include foreign securities, convertible issues, and certain options and futures transactions. The Fund will take reasonable risks in seeking to achieve its investment objective.

CALVERT NEW VISION SMALL CAP FUND seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies(1) publicly traded in the United States. In seeking capital appreciation, the Fund invests primarily in the equity securities of small capitalized growth companies (including American Depositary Receipts ("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund employs aggressive investment strategies that have the potential for yielding high returns. The Fund will take reasonable risks in seeking to achieve its investment objective.

Share prices of both Funds may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. Income is not an objective of either Fund; the Funds should not be used to meet short-term financial needs. There can be no assurance that either Fund will be successful in meeting its investment objective.

RESPONSIBLE INVESTING

To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

(1) Currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment.

PURCHASE INFORMATION

The Funds both offer three classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge");
(ii) Class B shares, which impose no front-end sales charge, but will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares )("contingent deferred sales charge," or "CDSC"), or (iii) Class C shares which impose no front-end sales charge but will impose a CDSC on shares purchased after May 31, 1998, if they are sold within one year. Class C shares are not available through all dealers. Class B and C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT

Call your investment professional, or complete and return the enclosed Account Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).

ABOUT THIS PROSPECTUS

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional Information ("SAI") (dated March 31, 1998) has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

                                                            FUND EXPENSES

                                                            Capital Accumulation          New Vision
                                                            Fund                          Small Cap Fund
A.   Shareholder Transaction Costs                          Class A   Class B   Class C   Class A   Class B   Class C
     Maximum Front-End Sales Charge on
     Purchases (as a percentage of offering price)          4.75%     None      None      4.75%     None      None
     Maximum Contingent Deferred Sales Charge               None      5.00%*    1.00%**   None      5.00%*    1.00%*
     (as percentage of original purchase price or
     redemption proceeds, as applicable                               1.00%                         1.00%
B.   Annual Fund Operating Expenses
      (Fiscal Year 1997) (unaudited)
     (as a percentage of average net assets)
     Management Fees                                        0.89%     0.89%     0.89%     1.00%     1.00%     1.00%
     Rule 12b-1 Service and Distribution Fees               0.35%     1.00%     1.00%     0.25%     1.00%     1.00%
     Other Expenses                                         0.54%     1.27%     1.02%     0.62%(3)  0.99%     0.74%(3)
                                                            -----     -----     -----     -----     -----     -----
     Total Fund Operating Expenses(2)                       1.78%     3.16%     2.91%     1.87%     2.99%     2.74%

* A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less and declines from 5% in the first year that shares are held, to 4% in the second and third years, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales charge" below.

** A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent deferred Sales Charge."

(2) Net Fund Operating Expenses after reduction for fees paid indirectly for the Capital Accumulation fund were: Class A - 1.86%, Class C - 3.14%
(3) Estimated

C. EXAMPLE:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; (3) for Class A, payment of maximum initial sales charge at time of purchase, and (4) for Class B shares, payment of maximum applicable contingent deferred sales charge.


                     1 YEAR         3 YEARS        5 YEARS        10 YEARS
 CAPITAL
 ACCUMULATION
 Class A             $65            $101           $139           $247

 Class B
 Assuming a
 complete
 redemption at end
 of period           $84            $140           $187           $314

 Assuming no
 redemption          $32            $97            $165           $314

 Class C
 Assuming a
 complete
 redemption at end
 of period           $40            $90            $153           $323

 Assuming no
 redemption          $29            $90            $153           $323

 NEW VISION SMALL
 CAP

 Class A             $66            $103           $144           $256

 Class B
 Assuming a
 complete
 redemption at end
 of period           $81            $135           $179           $304

 Assuming no
 redemption          $30            $92            $157           $304

 Class C
 Assuming a
 complete
 redemption at end
 of period           $38            $85            $145           $307

 Assuming no
 redemption          $28            $85            $145           $307

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES AND RETURN MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

EXPLANATION OF TABLE: THE PURPOSE OF THE TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT AN INVESTOR IN THE FUND WOULD BEAR DIRECTLY (SHAREHOLDER TRANSACTION COSTS) OR INDIRECTLY (ANNUAL FUND OPERATING EXPENSES).

A.   SHAREHOLDER TRANSACTION COSTS
are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B.   ANNUAL FUND OPERATING EXPENSES
are based on fiscal 1997 historical expenses, except for Class B of the Capital Accumulation Fund and the New Vision Small Cap Fund. Management fees are paid by the Funds to the Advisor for managing the Fund's investments and business affairs. Management fees include the subadvisory fees paid by Calvert Asset Management Company, Inc. (the "Advisor") to the various subadvisors and the administrative service fee paid to Calvert Administrative Services Company. Management Fees have been restated to reflect expenses anticipated in the current fiscal year. (See "Management of the Fund") The Management fees for the Capital Accumulation Fund are subject to a performance adjustment which could cause the fee to be as high as 0.95% or as low as 0.65%, depending on performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Funds. The respective Investment Advisory Agreements provide that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in each Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds. See the SAI, "Method of Distribution."

                              FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Funds' Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. No Class B Shares were outstanding during the periods presented. The table has been audited by Coopers & Lybrand, L.L.P., whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.


                                        CLASS A SHARES
                                                                                     From Oct. 31,
                                                       Period Ended   Year Ended     1994  (Inception)
                                                       Sept. 30, 1997 Sept. 30, 1996 to Sept. 30, 1995
                                                       (Unaudited)
Capital Accumulation Fund
Net asset value, beginning of period                   $22.55         $21.48         $15.00
Income from investment operations
     Net investment income (loss)                      (.14)          (.24)          (.11)
     Net realized and unrealized gain (loss)           4.80           1.88           6.61
     Total from investment operations                  4.66           1.64           6.50
Distributions from
     Net investment income                             --             --             (.02)
     Net realized gains                                --             (.57)          --
     Total Distributions                               --             (.57)          (.02)
Total increase (decrease) in
net asset value                                        4.66            1.07          6.48
Net asset value, ending                                $27.21          $22.55        $21.48
Total return4                                          20.67%          7.92%         43.40%
Ratio to average net assets:
     Net investment income (loss)                      (1.02%)         (1.56%)       (1.55%)(a)
     Total expenses5                                   1.78%           2.16%         2.35%(a)
     Net expenses                                      1.72%           1.98%         2.06%(a)
     Expenses reimbursed                               --              --            .05%(a)
Portfolio turnover                                     126%            114%          95%
Average commission rate paid                           $.0530          $.0563        $--
Net assets, ending (in thousands)                      $54,751         $39,834       $16,111
Number of shares outstanding,
ending (in thousands)                                  2,012           1,767         750


(4) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(5) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a)  Annualized

                                                           CLASS C SHARES

                                                                                       From October 31,
                                                       Year Ended      Year Ended      1994 (Inception)
                                                       Sept. 30, 1997  Sept. 30, 1996  to Sept. 30, 1995
                                                       (Unaudited)
Capital Accumulation Fund
Net asset value, beginning of period                   $22.34          $21.55          $15.00
Income from investment operations
     Net investment income (loss)                      .04             (.55)           (.15)
     Net realized and unrealized gain (loss)           4.26            1.91            6.70
     Total from investment operations                  4.30            1.36            6.55
Distributions from
     Net investment income                                            --               --
     Net realized gains                                               (.57)            --
     Total Distributions                                              (.57)            --
Total increase (decrease) in
net asset value                                        4.30            .79             6.55
Net asset value, ending                                $26.64          $22.34          $21.55
Total return(6)                                                       19.25%           6.56%43.67%
Ratio to average net assets:
     Net investment income (loss)                      (2.14%)         (2.82%)         (3.13%)(a)
     Total expenses(7)                                 2.91%           3.42%           3.79%(a)
     Net expenses                                      2.85%           3.24%           3.50%(a)
     Expenses reimbursed                               --              --              2.79%(a)
Portfolio turnover                                     126%            114%            95%
Average commission rate paid$                          $.0530          $.0563          $--
Net assets, ending (in thousands)                      $4,184          $3,164          $1,992
Number of shares outstanding,
ending (in thousands)                                  157             142             92

                                                           CLASS A SHARES

                                                       Sept. 30, 1997    From January 31, to
                                                       (Unaudited)       March 31, 1997
New Vision Small Cap Fund
Net asset value, beginning of period                   $15.00            $15.00
Income from investment operations
     Net investment income (loss)                      (.05)             __
     Net realized and unrealized gain (loss)           .70               (3.01)
     Total from investment operations                  .65               (3.01)
Distributions from
     Net investment income                             --                --
     Net realized gains                                --                --
     Total Distributions                               --                --
Total increase (decrease) in
net asset value                                        .65               (3.01)
Net asset value, ending                                $15.65            $11.99
Total return(6)                                        4.33%             (20.07%)
Ratio to average net assets:
     Net investment income (loss)                      (.55%)(a)         __
     Total expenses(7)                                 1.05%(a)          .82%(a)
     Net expenses                                      .69%(a)           __
     Expenses reimbursed                               2.59%(a)          21.08%(a)
Portfolio turnover                                     196%              97%
Average commission rate paid                           $.0488            $.0500
Net assets, ending (in thousands)                      $3,260            $200
Number of shares outstanding,                          208                  17
ending (in thousands)

(6) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(7) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a) Annualized


                                                           CLASS C SHARES


                                                       Sept. 30, 1997   From January 31,
                                                       (Unaudited)      to March 31, 1997
New Vision Small Cap Fund
Net asset value, beginning of period                   $15.00            $15.00
Income from investment operations
     Net investment income (loss)                      (.10)             --
     Net realized and unrealized gain (loss)           .72               (3.01)
     Total from investment operations                  .62               (3.01)
Distributions from
     Net investment income                             --                --
     Net realized gains                                --                --
     Total Distributions                               --                --
Total increase (decrease) in
net asset value                                        .62               (3.01)
Net asset value, ending                                $15.62            $11.99
Total return(6)                                        4.13%             (20.07%)
Ratio to average net assets:
     Net investment income (loss)                      (.72%)(a)         --
     Total expenses(7)                                 1.12%(a)          .82%(a)
     Net expenses                                      .87%(a)           --
     Expenses reimbursed                               7.14%(a)          21.08%(a)
Portfolio turnover                                     196%              97%
Average commission rate paid                           $.0488            $.0500
Net assets, ending (in thousands)                      $318              $200
Number of shares outstanding,
ending (in thousands)                                  20                17

(6) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(7) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a)  Annualized

INVESTMENT OBJECTIVE AND POLICIES

CAPITAL ACCUMULATION FUND

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing, under normal market conditions, at least 65% of its assets in the equity securities of mid-sized companies. It invests primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, bonds, notes and other debt securities. The Fund may use certain futures and options, invest in repurchase agreements, and lend its portfolio securities. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval. The Fund will notify shareholders at least thirty days in advance of a change in the investment objective of the Fund so that shareholders may determine whether the Fund's goals continue to meet their own.

NEW VISION SMALL CAP FUND

The Calvert New Vision Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

The New Vision Small Cap Fund pursues the objective of capital appreciation by investing primarily in equity securities of small companies with promising growth potential. These companies typically are developing innovative products or services to seize emerging opportunities.

UNDER NORMAL CIRCUMSTANCES, THE NEW VISION SMALL CAP FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF COMPANIES PUBLICLY TRADED IN THE UNITED STATES (CURRENTLY THOSE WITH A TOTAL MARKET CAPITALIZATION OF UNDER $1 BILLION AT THE TIME OF THE FUND'S INITIAL INVESTMENT).

The New Vision Small Cap Fund considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Companies whose capitalization increases or decreases after initial purchase by the Fund continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Fund's total assets may be invested in securities of issuers of companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The New Vision Small Cap Fund will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively, "equity securities").

INVESTMENT TECHNIQUES AND RISKS

RISKS

A company's market capitalization is the total market value of its outstanding equity securities. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

NONDIVERSIFIED

There may be risks associated with the Capital Accumulation Fund being nondiversified. Specifically, since a relatively high percentage of the assets of the Capital Accumulation Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Capital Accumulation Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

SMALL CAP ISSUERS

While any investment in securities carries a certain degree of risk, the approach of the Fund is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Fund may not be appropriate for all investors.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Capital Accumulation Fund may invest up to 100% of its total assets, and the New Vision Small Cap Fund may invest up to 35% of its total assets, in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund currently intends to invest no more than 5% of its net assets in noninvestment-grade debt obligations. Although the Capital Accumulation Fund invests primarily in equity securities, it may invest in debt securities and, although the New Vision Small Cap Fund also invests primarily in equity securities, it may invest up to 35% of its total assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or, if unrated, are deemed to be of comparable quality by the Advisor. Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities are speculative in nature, the Funds currently intend to limit such investments to 5% of their respective net assets. The Funds will not buy debt securities rated lower than C.

INTEREST-RATE RISK

All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

THE FUND MAY USE OPTIONS AND FUTURES AS DEFENSIVE STRATEGIES.

The Capital Accumulation Fund may attempt to reduce the overall risk of its investments by using options and futures contracts. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. The Subadvisor will make decisions whether to invest in these instruments based on market conditions, regulatory limits and tax considerations. If this strategy is used, the Fund may be required to cover assets used for this purpose in a segregated account for the protection of shareholders.

In extraordinary circumstances, the New Vision Small Cap Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices only as protection against an adverse move of the holdings in the Fund to adjust the risk and return characteristics of the Fund. The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

RISKS OF USING DEFENSIVE STRATEGIES

There can be no assurance that engaging in options, futures, or any other defensive strategy will be successful. While defensive strategies are designed to protect the Funds from potential declines, if the Subadvisor misgauges market values, interest rates, or other economic factors, the Funds may be worse off than had they not employed the defensive strategy. While the Subadvisors attempt to determine price movements and thereby prevent declines in the value of portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of a defensive strategy so that a loss is incurred. While defensive strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of defensive strategies may result in a disadvantage to the Funds if a Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of a Fund to liquidate its position because of its relative illiquidity.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' respective Board of Directors/Trustees. In addition, the Funds will only engage in repurchase agreements reasonably designed to fully secure during the term of the agreement, the seller's obligation to repurchase the underlying security. The Funds will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Funds may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

FOREIGN SECURITIES AND ADRs

The New Vision Small Cap Fund may invest up to 15% of its total assets in ADRs. The Capital Accumulation Fund may also invest in ADRs, subject to the restrictions applicable to investments in foreign securities discussed below. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. U.S. dollar-denominated ADRs, which are traded in the U.S. on exchanges or over the counter, are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation.

The Capital Accumulation Fund may invest up to 25% of its assets in the securities of foreign issuers, although it currently holds or intends to hold no more than 5% of its assets in such securities. The Capital Accumulation Fund may purchase foreign securities directly, on foreign markets, or those represented by ADRs, or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for U.S. investments. See the SAI for more information on investing in foreign securities.

THE FUNDS MAY LEND THEIR PORTFOLIO SECURITIES.

Both Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, although the New Vision Small Cap Fund does not intend to do so and the Capital Accumulation Fund does not currently intend to lend more than 5% of its portfolio securities. The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Funds' investment objective, policies and restrictions. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially.

BORROWING

Both Funds may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed one third of the value of each Fund's total assets.

HIGH SOCIAL IMPACT INVESTMENTS

The Funds have both adopted nonfundamental policies that permit investments which, with respect to the Capital Accumulation Fund, may be up to three percent, and with respect to the New Vision Small Cap Fund, may be up to one percent, of that Fund's assets in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering each Fund's social criteria ("High Social Impact Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment-grade debt securities, which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments committee of the Board of Directors/Trustees identifies, evaluates and selects these investments, subject to ratification by the respective Board.


SOCIALLY RESPONSIBLE INVESTMENT CRITERIA

The Funds carefully review company policies and behavior regarding social issues important to quality of life:

     * environment        *employee relations      *product criteria
     * weapons systems    *nuclear energy          *human rights

Once securities are determined to fall within the investment objective of a Fund and are deemed financially viable investments, they are analyzed according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisors.

The following criteria may be changed by the respective Fund's Board of Directors/Trustees without shareholder approval:

     (1) The Funds avoid investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Funds will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

     (2) The Funds will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

     (3) The Funds will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

     (4) The Funds will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Funds will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While the Funds may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

                                  TOTAL RETURN

THE FUNDS MAY ADVERTISE TOTAL RETURN FOR EACH CLASS OF SHARES. TOTAL RETURN IS BASED ON HISTORICAL RESULTS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return ("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of return usually will include the effect of paying any sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. ("Lipper"). Further information about the Funds' performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

                             MANAGEMENT OF THE FUND

THE FUNDS' BOARD OF DIRECTORS/TRUSTEES SUPERVISE THE FUNDS' ACTIVITIES AND REVIEW THEIR CONTRACTS WITH COMPANIES THAT PROVIDE THEM WITH SERVICES.

The Capital Accumulation Fund is a series of Calvert World Values Fund, Inc. an open-end management investment company organized as a Maryland corporation on February 14, 1992. The other series is the International Equity Fund, a socially-screened portfolio of equity securities from around the world.

The New Vision Small Cap Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Trust is the Calvert Income Fund.

Neither Fund is required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors/Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

CALVERT ASSET MANAGEMENT COMPANY, INC. SERVES AS ADVISOR TO THE FUNDS.

Calvert Asset Management Company, Inc. (the "Advisor") is both Funds' investment advisor. The Advisor provides the Funds with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Funds pay all other operating expenses as noted in the SAI.

CALVERT GROUP IS ONE OF THE LARGEST INVESTMENT MANAGEMENT FIRMS IN THE WASHINGTON, D.C. AREA.

Calvert Group, Ltd., parent of the Fund's Advisor, shareholder servicing agent and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5.0 billion and more than 200,000 shareholder and depositor accounts.

THE ADVISOR RECEIVES A FEE BASED ON A PERCENTAGE OF THE FUNDS' ASSETS.

The respective Investment Advisory Agreements between the Funds and the Advisor both provide that the Advisor is entitled to a base annual fee, payable monthly, of 0.80% of the Capital Accumulation Fund's, and 0.90% of the New Vision Small Cap Fund's, average daily net assets. For its services during the fiscal year ended September 30, 1997, pursuant to the Investment Advisory Agreements, the Advisor received an investment advisory fee of 0.80% of the Capital Accumulation Fund's average daily net assets, and 0.90% of New Vision Small Cap Fund's average daily net assets.

With respect to the Capital Accumulation Fund, the Advisor may earn (or have its fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 400 Mid-Cap
Index:

     Performance versus the   Performance Fee
     S&P 400 Mid-Cap Index    Adjustment

     10% to < 25%             0.01%
     25% to < 40%             0.03%
     40% or more              0.05%

For its services for fiscal year 1997, the Advisor received, pursuant to the Investment Advisory Agreement, an advisory fee of 0.80% of the Fund's average daily net assets, which included a performance adjustment of 0.0054%. The Advisor may in its discretion defer its fees or assume the Fund's operating expenses.

BROWN CAPITAL MANAGEMENT, INC., ("BROWN CAPITAL") IS THE INVESTMENT SUBADVISOR FOR THE CAPITAL ACCUMULATION FUND.

Brown Capital of 809 Cathedral Street, Baltimore, Maryland has served as subadvisor to the Fund since November 1, 1994. Brown Capital believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have earnings per share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. Its performance index is a blended 60% Russell 1000 Growth and 40% Russell 2000.

Eddie C. Brown is founder and President of Brown Capital. He has over 22 years of investment experience, having served as a Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds an M.S. in Electrical Engineering from New York University, and an M.S. in Business Administration from the Indiana University School of Business. Additionally, he is a professionally-designated Chartered Financial Analyst (CFA) and Chartered Investment Counselor.

The Investment Subadvisory Agreement between the Advisor provides that Brown Capital is entitled to a base subadvisory fee of 0.25% of the Fund's average daily net assets, paid by the Advisor out of the fee the Advisor receives from the Fund. Brown Capital may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the index agreed on with the Advisor:

     Performance versus  Performance Fee
     the Index           Adjustment

     10% to < 25%        0.02%
     25% to < 40%        0.05%
     40% or more         0.10%

Payment by the Fund of a performance adjustment will be conditioned on: (1) the performance of the Fund as a whole having exceeded the S&P 400 Mid-Cap Index; and (2) payment of the performance adjustment not causing the Fund's performance to fall below the S&P 400 Mid-Cap Index. The performance adjustment will be paid by the Fund to the Advisor, which will then pass it on to the Subadvisor.

AWAD & ASSOCIATES ("AWAD") IS THE INVESTMENT SUBADVISOR TO THE NEW VISION SMALL CAP FUND.

AWAD's principal business office is located at 477 Madison Avenue, New York, New York 10022. As of June 30, 1997, AWAD had $724 million in assets under management. AWAD adheres to a bottom-up, earnings-driven discipline with emphasis on internal fundamental research, specializing in small capitalization stocks, focusing on growth at a reasonable [value] price approach to stock selection. AWAD's main objectives in asset management are to protect the investor's capital, generate capital appreciation substantially in excess of inflation and reduced-risk returns and provide returns in excess of applicable stock and bond indices. All portfolio investments are regularly scrutinized to provide a substantial risk/return benefit and to ensure that portfolios are properly positioned relative to the Fund's investment objectives.

Since October 1, 1997, the New Vision Small Cap Fund has been managed by a team of investment professionals from AWAD. The senior investment officer is James D. Awad. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management. Prior to forming AWAD, he was President of BMI Capital, a successful money management firm he founded. In addition, he has managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has earned an MBA from Harvard Business School and a BS Cum Laude from Washington & Lee University.

Dennison T. Veru is President of AWAD. Mr. Veru joined AWAD in 1992 coming from Smith Barney Harris Upham where he was Senior Vice President of the firm's Whiffletree Capital Management division specializing in small and medium capitalization stocks. From 1988 through 1990, he was a Vice President of Broad Street Investment Management. Prior to that, he was an Assistant Vice President at Drexel Burnham Lambert. Mr. Veru is a graduate of Franklin and Marshall College.

The Investment Subadvisory Agreement between the Advisor and AWAD provides that AWAD is entitled to a base subadvisory fee of 0.40% of the Fund's average daily net assets managed by AWAD. AWAD's fee is paid by the Advisor out of the fee the Advisor receives from the Fund.

The Funds have obtained an exemptive order from the Securities and Exchange Commission to permit them, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend contracts with a Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

CALVERT ADMINISTRATIVE SERVICES COMPANY PROVIDES ADMINISTRATIVE SERVICES FOR THE FUND.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from both Funds of 0.10% of the respective Fund's average daily net assets.

CALVERT DISTRIBUTORS, INC. SERVES AS UNDERWRITER TO MARKET THE FUNDS' SHARES.

Calvert Distributors, Inc. ("CDI") is both Funds' principal underwriter and distributor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

THE TRANSFER AGENT KEEPS YOUR ACCOUNT RECORDS.

Calvert Shareholder Services, Inc. is the shareholder servicing agent for each Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for each Fund.

                                SHAREHOLDER GUIDE

HOW TO OPEN AN ACCOUNT
GETTING STARTED
Regardless of the investment option you choose (see below), the enclosed application must be completed and signed for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. Additional documents may be required for corporations, associations and certain fiduciaries, & for investments in Calvert's tax-deferred retirement plans. For more information about account options mentioned below, contact your broker or our shareholder services department at 800-368-2748.

                                HOW TO BUY SHARES
                 (BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

     New Accounts                               Additional Investments

     $2,000 MINIMUM ( )                         $250 MINIMUM


                Please make your check payable  Please make your check payable
                to the Fund and mail it         to the Fund and mail it
                with your application to:       with your investment slip to:

                Calvert Group                   Calvert Group
                PO Box 419544                   PO Box 419739
                Kansas City, MO 64141-6544      Kansas City, MO 64141-6739

By Registered,  CALVERT GROUP                   CALVERT GROUP
Certified, or   C/O NFDS, 6TH FLOOR             C/O NFDS, 6TH FLOOR
Overnight Mail  1004 BALTIMORE                  1004 BALTIMORE
                Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

At the Calvert  Visit the Calvert Office to make investments by check.
Office          See the back cover page for the address.

Each Fund offers its shareholders three classes of shares:

CLASS A SHARES - FRONT END LOAD OPTION

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

CLASS B SHARES - BACK-END LOAD OPTION

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six calendar years after purchase. Class B shares will automatically convert to Class A shares at the end of eight calendar years after purchase.

CLASS C SHARES - LEVEL LOAD OPTION

Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase.


CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to up to 0.35% with respect to the Capital Accumulation Fund, and up to 0.25% with respect to the New Vision Small Cap Fund, annually of the average daily net asset value of Class A shares, while payments under Class B and C Distribution Plan are 1.00% of the average daily net assets attributable to their respective classes of each Fund.

CONSIDERATIONS FOR DECIDING WHICH CLASS OF SHARES TO BUY.

Income distributions for Class A shares will probably be higher than those for Class B and Class C shares, as a result of the distribution expenses described above. (See also "Total Return") You should consider Class A shares if you qualify for a reduced sales charge under Class A. Class A shares may also be more appropriate for larger accounts or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

CLASS A SHARES

Class A shares are offered at net asset value ("NAV") plus a front-end sales charge calculated as follows:


                                                                Allowed
                                   As a % of     As a % of      to Brokers as a
Amount of                          Offering      Net Amount     % of Offering
Investment                         Price         Invested       Price
Less than $50,000                  4.75%         4.99%          4.00%
$50,000 but less than $100,000     3.75%         3.90%          3.00%
$100,000 but less than $250,000    2.75%         2.83%          2.25%
$250,000 but less than $500,000    1.75%         1.78%          1.25%
$500,000 but less than $1,000,000  1.00%         1.01%          0.80%
$1,000,000 and over                0.00%         0.00%          0.00%*

* CDI may pay the dealer a finder's fee of up to 0.50% of the amount of purchase on purchases of over $1 million. CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

CLASS A DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum rate of 0.35% with respect to the Capital Accumulation Fund, and 0.25% with respect to the New Vision Small Cap Fund, of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1997, Class A Distribution Plan expenses for the Capital Accumulation Fund were 0.35% and for the New Vision Small Cap Fund were 0.25%.

CLASS B SHARES

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio may impose a deferred sales charge at the time of redemption as follows:

                                          CONTINGENT DEFERRED SALES
                                          CHARGE AS A PERCENTAGE OF
 REDEMPTION DURING                        NET ASSET VALUE AT REDEMPTION
 -----------------                        -----------------------------

 1st Year Since Purchase                  5%
 2nd Year Since Purchase                  4%
 3rd Year Since Purchase                  4%
 4th Year Since Purchase                  3%
 5th Year Since Purchase                  2%
 6th Year Since Purchase                  1%
 7th Year Since Purchase and Thereafter   None


No deferred sales charge is imposed on amounts redeemed after six years from purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for eight calendar years will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Portfolio under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of 4% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.

CLASS C SHARES

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio will impose a deferred sales charge of

1.00% on shares redeemed during the first year after purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below

CLASS C DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms (1) a commission at the time of purchase of 1.00% of the value of each share sold, and (2) beginning in the 13th month after purchase, quarterly compensation at an annual rate of up to 0.75%, plus a service fee of up to 0.25%, of the average daily net asset value of each share sold by such others. During the fiscal year ended September 30, 1997, Class C Distribution Plan expenses for the Capital Accumulation Fund were 1.00% of the average daily net assets. For the period ended September 30, 1997, distribution expenses for the New Vision Small Cap Fund were 1.00% of the average daily net assets.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than six years (more than one year for Class C) or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402)(g)(2), or 401(m)(6) of the
Internal Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CDI may receive reimbursement of eligible marketing and distribution expenses from the Fund's Rule 12b-1 Distribution Plan and in compliance with the rules of the NASD.

Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Funds.

When you purchase by check or with Calvert Money Controller, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, any redemptions will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. To avoid this hold period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the Transfer Agent and will be credited the next business day, or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker-dealers which have entered into a sales agreement with CDI may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution or broker-dealer could be held liable for resulting fees or losses.

TAX-SAVING RETIREMENT PLANS

Calvert Group also offers its shareholders several tax-deferred retirement plans that allow you to invest for retirement and shelter your investment income from current taxes. Please contact us if you wish to obtain more information about the investment options listed below. Minimum deposits may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply (see Exhibit A to this prospectus).

Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees, and certain tax-exempt organizations.

Simple IRAs and Simplified Employee Pension Plan (SEP IRAs): available to self-employed people and their partners, or to corporations.

403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

                         OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT HTTP://WWW.CALVERTGROUP.COM

You can obtain up to the minute performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares anytime from anywhere with ease, without the time delay of mailing a check or the added expense of wiring funds. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive this service automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other funds should your investment goals change. The exchange privilege offers flexibility, by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

- Each exchange represents the sale of shares of one portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

- No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

- Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during a six months period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Portfolio, and does not apply to trades solely among money market funds.

- The Fund reserves the right to terminate or modify the exchange privilege with 60 days written notice.

COMBINED GENERAL MAILINGS
JOIN IS IN OUT EFFORTS TO CONSERVE PAPER AND SAVE ON POSTAGE

If you have multiple accounts with Calvert, you may receive combined mailings of shareholder information, such as account statements, confirmations of transactions, prospectuses and semi-annual and annual reports.

SPECIAL SERVICES AND CHARGES

The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker/dealer or financial institution for the services rendered.

MINIMUM ACCOUNT BALANCE IS $1,000 PER FUND, PER CLASS

Please maintain a balance in each of your Fund accounts of at least $1,000. If the balance in your account falls below the $1,000 minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive a notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

SYSTEMATIC CHECK REDEMPTIONS

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account numbers, and the dollar amount. If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each year, both Funds distribute substantially all of their respective net investment income to their shareholders.

Dividends from a Fund's net investment income are declared and paid annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

DIVIDEND PAYMENT OPTIONS (AVAILABLE MONTHLY OR QUARTERLY)

Dividends and any distributions are automatically reinvested in the same Portfolio at NAV (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same Fund account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for an extended period, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

BUYING A DIVIDEND

At the time of purchase, the share price of your Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FEDERAL TAXES

In January, your Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

OTHER TAX INFORMATION

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

TAXPAYER IDENTIFICATION NUMBER

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                  HOW TO SELL SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Funds, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. Remember, investments made by check or Calvert Money Controller may be subject to a hold before shares can be redeemed. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

NET ASSET VALUE - "NAV"
NAV refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. For Portfolios with more than one class of shares, the NAVs of each class will vary daily depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. Money Market securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If quotations are not available, securities are valued by a method that the particular Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated at the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4 p.m. ET). Both Funds are open for business each day the New York Stock Exchange is open. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST

BY TELEPHONE
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

WRITTEN REQUESTS
CALVERT GROUP, P.O. BOX 419544, KANSAS CITY, MO 64141-6544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

The following requirements may also apply to your account:

Type of Registration              Requirements

Corporations,                Letter of instruction and corporate resolution,
                             signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).
Associations

Trusts Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee.

                             If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

                                      EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

RIGHT OF ACCUMULATION
The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

LETTER OF INTENT
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

GROUP PURCHASES
If you are a member of a qualified group, you may purchase shares at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which:
has been in existence for more than six months, has a purpose other than acquiring shares at a discount, and satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

OTHER CIRCUMSTANCES
There is no sales charge on shares of any fund or portfolio of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor, (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the fund or portfolio, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

PURCHASES MADE AT NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

REINSTATEMENT PRIVILEGE
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

Prospectus
March 31, 1998

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Account:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

                           CALVERT WORLD VALUES FUND, INC.
                              INTERNATIONAL EQUITY FUND


                         STATEMENT OF ADDITIONAL INFORMATION
                                    MARCH 31, 1998



INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                       TRANSFER AGENT
Calvert Shareholder Services, Inc.        National Financial Data Services, Inc.
4550 Montgomery Avenue                    1004 Baltimore
Suite 1000N                               6th Floor
Bethesda, Maryland 20814                  Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                     INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.                Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                    250 West Pratt Street
Suite 1000N                               Baltimore, Maryland 21201
Bethesda, Maryland 20814



--------------------------------------------------------------------------------

                                  TABLE OF CONTENTS

    Investment Objective                                                   1
    Investment Restrictions                                                7
    Investment Selection Process                                           8
    Dividends, Distributions and Taxes                                     9
    Net Asset Value                                                       10
    Calculation of Total Return                                           10
    Purchase and Redemption of Shares                                     11
    Reduced Sales Charges (Class A)                                       12
    Advertising                                                           12
    Directors and Officers                                                13
    Investment Advisor and Subadvisor                                     15
    Method of Distribution                                                16
    Transfer and Shareholder Servicing Agents                             17
    Portfolio Transactions                                                17
    Independent Accountants and Custodians                                17
    General Information                                                   17
    Financial Statements                                                  18
    Appendix                                                              18
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION--March 31, 1998

                           CALVERT WORLD VALUES FUND, INC.
                              INTERNATIONAL EQUITY FUND
                   4550 Montgomery Avenue, Bethesda, Maryland 20814
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    New Account              (800) 368-2748      Shareholder
    Information:             (301) 951-4820      Services: (800) 368-2745
--------------------------------------------------------------------------------
    Broker                   (800) 368-2746      TDD for the Hearing-
    Services:                (301) 951-4850      Impaired:(800) 541-1524
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated March 31, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

--------------------------------------------------------------------------------
                                 INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

    Calvert World Values Fund, Inc., International Equity Fund (the "Fund") seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities. To the extent possible, investments are made in enterprises that make a significant contribution to our global society through their products and services and through the way they do business.

FOREIGN SECURITIES
    Additional costs may be incurred which are related to any international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
    United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad. They may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest. See "Risk Factors" in the Prospectus.

AMERICAN AND EUROPEAN DEPOSITARY RECEIPTS
    Many foreign securities are represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and are traded in the U.S. on exchanges or over the counter. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund may avoid some currency risks and liquidity risks during the settlement period for either purchases or sales. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. In general, there is a large, liquid market in the U.S. for many ADRs. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

CREDIT QUALITY
    The Fund invests only in investment grade bonds. As has been the industry practice, this determination of credit quality is made at the time the Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by the Fund is later downgraded, the Fund's Subadvisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Subadvisor and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund net asset value, and the total percentage, if any, of bonds currently rated below investment grade held by the Fund.
    Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

OPTIONS AND FUTURES CONTRACTS
    The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
    The Fund will engage in such transactions only to hedge existing positions. It will not engage in such transactions for the purposes of speculation or leverage.
    The Fund will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions. The Fund may write "covered options" on securities in standard contracts traded on national or foreign securities exchanges, or in individually negotiated contracts traded over-the-counter. It may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

PURCHASING CALL AND PUT OPTIONS, WARRANTS AND STOCK RIGHTS
    The Fund may purchase put options. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
    The Fund may purchase call options. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.
    A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
    A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.
    The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.

    Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

COVERED OPTIONS. The Fund may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
    When the Fund writes a covered call option, it gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, it receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option.
    When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
    The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
    To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
    RISKS RELATED TO OPTIONS TRANSACTIONS. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although it intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an option position, which could impair its ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

OVER-THE-COUNTER ("OTC") OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Subadvisor and verified in appropriate cases.
    A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
    The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

FUTURES TRANSACTIONS. The Fund may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Subadvisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
    A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
    The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
    Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that it may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that to the extent that the Fund enters into future contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write put or call options and sell call options on futures contracts in which it could otherwise invest and which are traded on a U.S. exchange or board of trade. It may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
    The Fund may only invest in options on futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
    An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

PUT OPTIONS ON FUTURES CONTRACTS. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts it already owns. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

CALL OPTIONS ON FUTURES CONTRACTS. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

RISKS OF OPTIONS AND FUTURES CONTRACTS. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, it may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
    The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
    Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

CLOSING OUT A FUTURES POSITION -- RISKS. The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, the Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The success of a hedging strategy depends on the Subadvisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.

FOREIGN CURRENCY TRANSACTIONS. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
    The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
    FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
    A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
    FOREIGN CURRENCY FUTURES TRANSACTIONS. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
    Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
    The value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
    When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.
    When the Advisor or the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.
    It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

    If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

--------------------------------------------------------------------------------
                               INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS
    The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of the Fund, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

    1. With respect to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United
    States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.
    2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
    3. Purchase more than 10% of the outstanding voting securities of any issuer.
    4. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
    5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
    6. Purchase from or sell to any of the Fund's officers or Directors, or firms of which any of them are members, any securities
    (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
    7. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of the Fund's total assets; provided, however, that outstanding borrowings permitted by this section do not exceed 33 1/3% of the Fund's total assets. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
    8. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
    The deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
    9. Write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, PROVIDED that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, PROVIDED that the sum of the initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
    10. Invest for the purpose of exercising control or management of another issuer.
    11. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
    12. The Fund may invest in the shares of other investment companies as permitted by the 1940 Act or other applicable law; or in connection with a nonqualified deferred compensation plan adopted by the Board of Directors, as long as there is no duplication of advisory fees.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
    The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
    13. Purchase illiquid securities if more than 15% of the value of that Fund's net assets would be invested in such securities. The
    Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.
    14. As an operating policy, excluding special equities and High Social Impact Investments, the Fund will limit its investment in securities of U.S. issuers to 5% of the Fund's net assets.

    For purposes of the Fund's concentration policy contained in restriction
(2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

    Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

--------------------------------------------------------------------------------
                             INVESTMENT SELECTION PROCESS
--------------------------------------------------------------------------------

    Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund. The Subadvisor uses its best efforts to select investments for the Fund that satisfy the Fund's investment and social criteria to the greatest practical extent. The Subadvisor has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.
    In making investment selections, the Subadvisor determines and evaluates the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes that the Subadvisor deems possible. The Subadvisor then evaluates numerous individual securities as candidates to fulfill the Fund's investment objective and policies. Securities remain candidates for inclusion in the Fund only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Subadvisor.
    Candidates for inclusion in any particular class of assets are then examined according to the social criteria. The Subadvisor classifies the issuers into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by the Subadvisor to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.
    It should be noted that the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's social investment objective.

--------------------------------------------------------------------------------
                         DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

    The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
    Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
    Investors should note that the Internal Revenue Code ("Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
    The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
    The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
    Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections

1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

--------------------------------------------------------------------------------
                                   NET ASSET VALUE
--------------------------------------------------------------------------------

    The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset values fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
    The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.


NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Net asset value per share
    ($225,168,509/10,206,565 shares)                 $22.06
    Maximum sales charge, Class A
    (4.75% of offering price)                          1.10
                                                     ------
    Offering price per share, Class A                $23.16
                                                     ------
                                                     ------

    Class C net asset value and offering price per share
    ($8,798,762/411,440 shares)
                                                     $21.39
                                                     ------
                                                     ------

--------------------------------------------------------------------------------
                             CALCULATION OF TOTAL RETURN
--------------------------------------------------------------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial

$1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total return is computed according to the following formula:

                                   P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," which do not deduct sales charge. Total returns for the Fund's shares for the periods indicated are as follows:


Periods Ended                CLASS A                  CLASS A                  CLASS C
September 30, 1997           Return without Maximum   Average Annual Total     Average Annual Total
                             Load                     Return with Maximum      Return
                                                      Load
----------------------------------------------------------------------------------------------------
One year                     21.44%                   15.68%                   20.22%
Five years                   12.29%                   11.20%                   N/A
From date of inception       10.68%                   9.66%                    7.50%
(June 29, 1992, for Class A and March 1, 1994, for Class C.)

    Total return, like net asset value per share, fluctuates in response to changes in market conditions. It should not be considered an indication of future return.

--------------------------------------------------------------------------------
                          PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

    Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch offices, Calvert Distributors, Inc., or other brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, Calvert Distributors, Inc., or the Fund's custodian bank or lockbox facility, plus the applicable sales charge as set forth in the Fund's Prospectus.
    All purchases of the Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is substracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").
    Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds shares may take up to five business days; however, telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
    Amounts redeemed by telephone may be mailed by check to the investor to the address of record. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire by the Fund to the investor's account at a domestic bank or savings association that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the institution is not a Federal Reserve System member, failure of immediate notification to that institution by the correspondent bank could result in a delay in crediting the funds to the investor's account at the institution.
    To change redemption instructions already given, shareholders must send a notice to the Fund, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.
    The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank or savings association.
    The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
    Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

--------------------------------------------------------------------------------
                           REDUCED SALES CHARGES (CLASS A)
--------------------------------------------------------------------------------

    The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
    When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

--------------------------------------------------------------------------------
                                     ADVERTISING
--------------------------------------------------------------------------------

    The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
    The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, and Schabacker Investment Management, Inc., including other socially responsible investment companies, and unmanaged market indices such as Morgan Stanley Capital International World Index or Europe-Far East-Asia Index. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and

Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
    Calvert Group is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 39, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                                DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

    JOHN G. GUFFEY, JR., Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. DOB: 5/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
    *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., co-chair of the Board of Directors of Calvert World Values Fund, Inc., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
    TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. He is also a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. DOB:
12/13/44. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
    RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. DOB: 7/3/24. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University Park, Pennsylvania, 16802.
    *D. WAYNE SILBY, Esq., Director. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Calvert Variable Series. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. . He is also a Director of Acacia Mutual Life Insurance Company. DOB:
7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
    TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers. DOB:
5/29/59. Address: 55 Calverley Road, Tunbridge Wells, Kent, TN1 2UE, United Kingdom.
    MUHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. DOB: 6/28/40. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
    RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice
President of Calvert Group, Ltd. and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. DOB: 1/13/50.
    WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company. DOB: 8/12/47.
    DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds. Age: 45.

    RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 7/24/52.
    SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
    KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate
General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
    LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
    IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

    The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund. Directors marked with a * above are "interested persons" of the Fund under the Investment Company Act of 1940.
    Messrs. Guffey and Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating, and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Messrs. Guffey, Silby, and Roy serve on the Fund's Special Equities Committee which assists the Fund in identifying, evaluating, and selecting appropriate private placement investment opportunities for the Fund that are not high social impact investments.
    During fiscal 1997, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $81,321.
    Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                                        Director Compensation Table

Fiscal Year 1997             Aggregate Compensation        Pension or Retirement         Total Compensation from
(unaudited numbers)          from Registrant for Service   Benefits Accrued as part      Registrant and Fund
                             as Trustee                    of Registrant Expenses*       Complex paid to
Name of Director                                                                         Director**
-----------------------------------------------------------------------------------------------------------------
John G. Guffey, Jr.          $8,270                        $0                            $61,615
Terrence J. Mollner          $10,565                       $0                            $44,131
Rustum Roy                   $9,500                        $0                            $10,300
D. Wayne Silby               $7,213                        $0                            $62,830
Tessa Tennant                $7,750                        $7,750                        $9,000
Muhammad Yunus               $9,750                        $9,750                        $10,000

* Ms. Tennant has chosen to defer her compensation. Her total deferred compensation, including dividends and capital appreciation, was $19,988.85 as of September 30, 1997. Mr. Yunus has also chosen to defer his compensation. His total deferred compensation, including dividends and capital appreciation, was $38,312.88 as of September 30, 1997.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                          INVESTMENT ADVISOR AND SUBADVISOR
--------------------------------------------------------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
     The Advisory Contract between the Fund and the Advisor was entered into on May 21, 1992, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 1.00% of the Fund's average daily net assets up to $250 million, 0.975% of the next $250 million, and 0.925% on assets in excess of $500 million. The Advisor may voluntarily defer its fees or assume expenses of the Fund. During fiscal year 1995, no fees were waived and the Advisor received fees of $1,871,430. During fiscal years 1996 and 1997, no fees were waived and the Advisor received fees of $1,971,329 and $2,134,708, respectively. The Advisor may recapture from (charge to) the Fund for such expenses incurred through December 31, 1993, provided that such recapture would not cause the Fund's aggregate expenses to exceed an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1994, through December 31, 1995. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1994, through December 31, 1994, ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would not cause the Fund's aggregate expenses to exceed an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1995 through December 31, 1996. Each year's current advisory fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first. For the 1994 fiscal period, the Advisor recaptured $45,532 of fees it had deferred in 1992 from Class A Shares. No fees were recaptured during 1995, 1996, or 1997.
     The Fund's Subadvisor is Murray Johnstone International, Ltd. ("Subadvisor" or "Murray Johnstone"). Pursuant to an Investment Subadvisory Agreement with the Advisor, the Subadvisor determines investment selections for the Fund. For its services, the Subadvisor receives an annual fee from the Advisor of 0.45% of the Fund's average daily net assets under management by the Subadvisor up to $250 million, 0.425% on the next $250 million, and 0.40% on assets in excess of $500 million.
     Through 85 years experience in investment management, Murray Johnstone has developed a wealth of expertise in international markets and has grown into one of the largest independent investment manager in Scotland. Founded in 1907 and headquartered in Glasgow, Murray Johnstone has evolved into a diversified group with offices on three continents and over $6 billion under management. In 1989, responding to growing investment opportunities, Murray Johnstone International Limited was registered as an investment advisor with the United States Securities and Exchange Commission. They have U.S. offices in Chicago and Minneapolis.
     Calvert Administrative Services Company ("CASC", an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets, with a minimum annual fee of $40,000.

For fiscal years 1995, 1996, and 1997, CASC received $187,143, $197,133, and
$213,471, respectively, in administrative fees.
     The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not "affiliated persons" of the Advisor or the Subadvisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
                                METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee pursuant to the Distribution Plan. For fiscal years 1995, 1996, and 1997, CDI received fees of $454,763, $476,884, and $514,711, respectively, under the Class A Distribution Plan. Of the Class A distribution expenses paid in fiscal 1997, $430,509 was used to compensate dealers for their share distribution promotional services, and the remainder partially financed advertising. CDI also receives the portion of the sales charge in excess of the dealer reallowance. For 1995, 1996, and 1997, CDI received net sales charges of $163,702, $157,897, and $141,844, respectively. For Class B and Class C shares, CDI receives any CDSC paid.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. In 1995, Class C Distribution expenses were $52,378. 1996, Class C Distribution expenses were $63,792, and $75,866 in fiscal 1997. Fiscal year 1997 Class C Distribution Plan expenses were used entirely to compensate dealers distributing shares and to compensate the underwriter.
     The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
     Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
                      TRANSFER AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
     For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on number of the shareholder accounts and transactions.

--------------------------------------------------------------------------------
                                PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Directors.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Subadvisor's normal research activities or expenses. During fiscal year 1995, 1996, and 1997, no commissions were paid to any officer or director of the Fund, or to any of their affiliates. During fiscal years 1996 and 1997, aggregate brokerage commissions paid to broker-dealers were $1,155,171 and $749,049, respectively.
     The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.
     Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected to be approximately 85%. For the 1996 and 1997 fiscal years, the portfolio turnover rates of the Fund were 96% and 58%, respectively.

--------------------------------------------------------------------------------
                        INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

     Coopers & Lybrand, L.L.P. has been selected by the Board of Directors to serve as independent auditors for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                                 GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Fund was organized as a Maryland Corporation on February 14, 1992. The other series of the Fund is the Calvert Capital Accumulation Fund.

     Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers three separate classes of shares: Class A, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
     The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

--------------------------------------------------------------------------------
                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The audited financial statements in the Fund's 1997 Annual Report to Shareholders, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

--------------------------------------------------------------------------------
                                       APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

CORPORATE BONDS:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
     C/C: This rating is only for no-interest income bonds.
     D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER:
     MOODY'S INVESTORS SERVICE, INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD & POOR'S CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                                   LETTER OF INTENT

                                                            --------------------
                                                            Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:_____________________   (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


-----------------------------------          -----------------------------------
Dealer                                       Name of Investor(s)


By
-----------------------------------          -----------------------------------
     Authorized Signer                       Address


-----------------------------------          -----------------------------------
Date                                         SIGNATURE OF INVESTOR(S)


-----------------------------------          -----------------------------------
Date                                         SIGNATURE OF INVESTOR(S)

                           CALVERT WORLD VALUES FUND, INC.
                              CAPITAL ACCUMULATION FUND


                         Statement of Additional Information
                                    March 31, 1998


INVESTMENT ADVISOR                                               TRANSFER AGENT
Calvert Asset Management Company, Inc.       Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                                   4550 Montgomery Avenue
Suite 1000N                                                         Suite 1000N
Bethesda, Maryland 20814                               Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                                   PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                            Calvert Distributors, Inc.
250 W. Pratt Street                                      4550 Montgomery Avenue
Baltimore, Maryland 21201-2304                                      Suite 1000N
                                                       Bethesda, Maryland 20814

                                                                 TRANSFER AGENT
                                         National Financial Data Services, Inc.
                                                       1004 Baltimore 6th Floor
                                                         Kansas City, MO. 64105


--------------------------------------------------------------------------------
                                  TABLE OF CONTENTS

     Investment Objective and Policies                                      1
     Investment Restrictions                                                7
     Purchase and Redemption of Shares                                      9
     Reduced Sales Charges (Class A)                                       10
     Net Asset Value                                                       11
     Calculation of Total Return                                           11
     Advertising                                                           12
     Dividends and Taxes                                                   13
     Directors and Officers                                                14
     Investment Advisor and Subadvisors                                    17
     Transfer and Shareholder Servicing Agent                              18
     Method of Distribution                                                18
     Portfolio Transactions                                                20
     Independent Accountants and Custodians                                20
     General Information                                                   20
     Financial Statements                                                  21
     Appendix                                                              21
--------------------------------------------------------------------------------

                 STATEMENT OF ADDITIONAL INFORMATION--March 31, 1998

                          CALVERT CAPITAL ACCUMULATION FUND
                   4550 Montgomery Avenue, Bethesda, Maryland 20814

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     New Account    (800) 368-2748      Shareholder
     Information:(301) 951-4820         Services:      (800) 368-2745
--------------------------------------------------------------------------------
     Broker    (800) 368-2746           TDD for the Hearing-
     Services: (301) 951-4850           Impaired:      (800) 541-1524
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated March 31, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

--------------------------------------------------------------------------------
                          INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

     The Fund seeks to provide long-term capital appreciation by investing primarily in the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which generally are within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate.

     Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, certain options and futures transactions, bonds, notes and other debt securities. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

DEFENSIVE STRATEGIES
     The Fund may employ certain defensive strategies (generally options and futures contracts) in an attempt to protect against the decline of its investments. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during particular months in the future at a specified price. Buying or selling futures contracts -- contracts that establish a price level at a given time for items to be delivered later -- amounts to insurance against adverse price changes, or "hedging."
     The Fund may purchase put and call options, and write (sell) covered put and call options, on equity and debt securities, foreign currencies and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These strategies may also be used with respect to futures.

SPECIAL RISKS OF DEFENSIVE STRATEGIES
     Successful use of defensive strategies depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.
     There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.
     While defensive strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument used for defensive purposes may result in a loss to the Fund.
     The Fund may be required to cover its assets in a segregated account. If an investment is not able to be liquidated at the time the Subadvisor believes it is best for the Fund to do so, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

INSTRUMENTS USED AS PART OF A DEFENSIVE STRATEGY
     The Fund may write covered call options and purchase call and put options on securities and securities indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contracts and related options for hedging purposes, and invest in repurchase agreements. A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
     A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. The Fund
may write exchange-traded call options on its securities.   Call options may be
written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way against anticipated changes in the market value of portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.
     Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.
     The Fund may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators. The fund may purchase a put or call option on securities (including a straddle or spread) only if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, does not exceed 5% of the Fund's total assets.
     The Fund may write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out options it has written. During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out options it has written.
     The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.
     Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.
     The Fund may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of portfolio securities or securities which it or the Fund intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below.
     Financial futures contracts in which the Fund may invest include interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions.") A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.
     The Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

NONINVESTMENT-GRADE (HIGH YIELD/HIGH RISK - OR JUNK BOND) DEBT SECURITIES
     The Fund may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), which provides that no more than 35% of its assets is in securities rated below BBB, or in unrated securities determined by the Advisor to be comparable to securities rated below BBB. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
     The quality limitation set forth in the investment policy is determined immediately after the Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. If an obligation held by the Fund is later downgraded, the Fund's Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Fund's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.
     When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

FOREIGN SECURITIES
     The Fund may purchase foreign securities. Foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad and may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

FOREIGN CURRENCY TRANSACTIONS
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
     The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
     FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
     FOREIGN CURRENCY FUTURES TRANSACTIONS. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING PORTFOLIO SECURITIES
     The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
     The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

NONDIVERSIFIED STATUS
     The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in the Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

--------------------------------------------------------------------------------
                               INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS
     The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

     1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable).
     2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
     3. Make loans of more than one-third of the assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
     4. Underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
     5. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
     6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
     7. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law.
     8. Purchase more than 10% of the outstanding voting securities of any issuer.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS
     The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
     10. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not PER SE illiquid.
     11. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     12. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.

     For purposes of the Fund's concentration policy contained in restriction
(2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

--------------------------------------------------------------------------------
                          PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
     Amounts redeemed by check redemption may be mailed to the investor. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges"). Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
     Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
     New shareholders wishing to use the Fund's telephone redemption procedure must so indicate on their Investment Applications and, if desired, designate a commercial bank or securities broker and account to receive the redemption proceeds. Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to the Fund, with a voided check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
     The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
     The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                           REDUCED SALES CHARGES (CLASS A)
--------------------------------------------------------------------------------

     The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
     When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

--------------------------------------------------------------------------------
                                   NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of the Fund is determined every business day as of the close of the New York Stock Exchange (generally, 4:00 p.m., Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     The public offering price of the Fund's shares is the net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share is computed separately for each class by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding for that class. The Fund's securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

NET ASSET VALUE AND OFFERING PRICE PER SHARE

     Net asset value per share
     ($54,751,182/2,012,314 shares)                              $27.21
     Maximum sales charge, Class A
     (4.75% of offering price)                                     1.36
                                                                 ------
     Offering price per share, Class A                           $28.57
                                                                 ------
                                                                 ------
     Class C net asset value and offering price per share
     ($4,183,988/157,065 shares)                                 $26.64
                                                                 ------
                                                                 ------

--------------------------------------------------------------------------------
                             CALCULATION OF TOTAL RETURN
--------------------------------------------------------------------------------

     The Fund may, from time to time, advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, after deducting the applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum sales load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total return is computed according to the following formula:

                                           n
                                   P(1 + T)  = ERV

where P = a hypothetical initial payment of $l,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Performance is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "return without maximum sales load" which do not reflect deduction of the sales charge. Return without maximum sales load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum sales load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return may be advertised for other periods, such as by quarter, or cumulatively for more than one year.
     Return for the Fund's shares are as follows, for the periods ended September 30, 1997:




                    Class A Shares      Class A Shares Total      Class C Shares
                    Without Maximum     Return With               Total Return
                    Sales Load Return   Maximum Sales
                                        Load
--------------------------------------------------------------------------------
One Year           20.67%               14.93%                    19.25%
Since Inception    23.84%                9.25%                    22.87%

     Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period should not be considered an indication of future return.

--------------------------------------------------------------------------------
                                     ADVERTISING
--------------------------------------------------------------------------------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                         DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

     The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes because of different expenses.
     Certain options, futures contracts, and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"). Also, section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant gains or losses are treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of the year-end gain or loss. The use of section 1256 contracts may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.

     Hedging transactions in options, futures contracts and straddles or other similar transactions will subject the Fund to special tax rules (including mark-to-market, straddle, wash sale and short sales rules). The effect of these rules may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities or convert short-term capital losses into long-term capital losses. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the various selections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The Fund will use its best efforts to make any available elections pertaining to the foregoing transactions in a manner believed to be in the best interests of the Fund.
     The Fund's transactions in foreign currency-denominated debt and equity securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     If more than 50% of the Fund's assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
     Dividends and distributions may be subject to state and local taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. The Fund will advise shareholders of the proportion of its dividends consisting of such governmental interest. Shareholders should consult their tax advisors regarding the possible exclusion of this portion of their dividends for state and local tax purposes.
     Investors should note that the Internal Revenue Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
     The Fund is required to withhold 31% of any dividends or redemption payments occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; or foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

--------------------------------------------------------------------------------
                                DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

     JOHN G. GUFFEY, JR., Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. DOB: 05/15/48.
     *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is President and Director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
     TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. He is also a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. Address: 15 Edwards Square, Northampton, Massachusetts 01060. DOB: 12/13/44.
     RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University Park, Pennsylvania, 16802. DOB: 7/3/24.
*D. WAYNE SILBY, Esq. is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series and Calvert New World Fund, Inc. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company and Executive Chairman of GroupServe, Inc., an Internet Company focused on community building collaborative tools. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. DOB: 5/15/48.
     TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers. Address: 55 Calverley Road, Tunbridge Wells, Kent, TN1 2UE, United Kingdom. DOB: 5/29/59.
     MOHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh. DOB:
6/28/40.
     RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd. and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. DOB: 01/13/50.
     WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
     DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/09/50.
     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 07/24/52.
     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.

     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
     LISA CROSSLEY NEWTON, Esq., Associate General Counsel Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
     IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

     The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are :interested persons" of the Fund, under the Investment Company Act of 1940.
     The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
     During fiscal 1997, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $3,072.
     Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.


                                                         Director Compensation Table

Fiscal Year 1997              Aggregate Compensation        Pension or Retirement         Total Compensation from
(unaudited numbers)           from Registrant for Service   Benefits Accrued as part      Registrant and Fund
                              as Trustee                    of Registrant Expenses*       Complex paid to
Name of Director                                                                          Director**
-----------------------------------------------------------------------------------------------------------------
John G. Guffey, Jr.           $8,270                        $0                            $61,615
Terrence J. Mollner           $10,565                       $0                            $44,131
Rustum Roy                    $9,500                        $0                            $10,300
D. Wayne Silby                $7,213                        $0                            $62,830
Tessa Tennant                 $7,750                        $7,750                        $9,000
Muhammad Yunus                $9,750                        $9,750                        $10,000

* Ms. Tennant has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $6,173.48 as of September 30, 1997. Mr. Yunus has also chosen to defer a portion of his compensation. His total deferred compensation, including dividends and capital appreciation, was $21,004.63 as of September 30, 1997.
** As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                         INVESTMENT ADVISOR AND SUB-ADVISORS
--------------------------------------------------------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").

     The Advisory Contract between the Fund and the Advisor was entered into on May 21, 1992, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives an annual base fee, payable monthly, of 0.80% of the Fund's average daily net assets. For the 1995 fiscal period, the Advisor received a fee of $50,418, reimbursed $12,183, and voluntarily waived or assumed $3,256 of expenses. For the 1996 fiscal period, the Advisor received a fee of $243,241 and there were no expenses reimbursed or fees voluntarily waived. For the 1997 fiscal period, the Advisor received a fee of $383,438. There were no expenses reimbursed or fees voluntarily waived.
     The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not "affiliated persons" of the Advisor or the Subadvisors within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

ADMINISTRATIVE SERVICES
     Calvert Administrative Services Company ("CASC", an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets. For the 1995, 1996 and 1997 fiscal periods, CASC received $6,251, $30,405 and $48,182 in administrative fees, respectively.

--------------------------------------------------------------------------------
                       TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. Was the sole transfer agent prior to January 1, 1998.
     For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

--------------------------------------------------------------------------------
                                METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee pursuant to the Distribution Plan (see below). For fiscal period 1997, CDI received distribution fees of $156,781 under the Class A Distribution Plan. Of the Class A distribution expenses paid in fiscal 1997, almost entirely all of the expenses were used to compensate dealers for their share distribution promotional services. CDI also receives the portion of the sales charge in excess of the dealer reallowance. CDI received net sales charges of $23,647, $151,785, and $93,429 for fiscal periods ending 1995, 1996 and 1997, respectively. For Class B and Class C Shares, CDI receives any CDSC paid.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. For the period from inception (October 31, 1994) to September 30, 1995, Class C Distribution Plan expenses totaled $4,448. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. For the fiscal year 1996, Class C Distribution Plan expenses totaled $27,695. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. No Class B Distribution Plan expenses were paid in fiscal year 1997, since there were no Class B Shares outstanding. For the fiscal year 1997, Class C Distribution Plan expenses totaled $33,870. Of the Class C distribution expenses paid in fiscal 1997, almost entirely all of the expenses were used to compensate dealers for their share distribution promotional services.
     The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
     Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
                                PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.
     The Fund's policy is to limit portfolio turnover to transactions necessary to carry out its investment policies and to obtain cash for redemption of its shares. Depending upon market conditions, the Fund's turnover expressed as a percentage may in some years exceed 100%, but is not expected to exceed 200%. For the 1995, 1996 and 1997 fiscal periods, the portfolio turnover rates of the Fund were 95%, 114% and 117%, respectively. In all transactions, the Fund seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers may be selected who provide the Fund with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions, if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information and services provided. Although any statistical, research, or other information or services provided by broker-dealers may be useful to the Advisor, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Advisor's normal research activities or expenses. During fiscal 1995, no commissions were paid to any officer or director of the Fund, or to any of their affiliates. During fiscal year 1996, $177,000 in aggregate brokerage commissions were paid to broker-dealers. During fiscal year 1997, $69,826 in aggregate brokerage commissions were paid to broker-dealers.
     The Advisor may also execute Fund transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.

--------------------------------------------------------------------------------
                        INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

     Coopers and Lybrand, L.L.P., has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110 acts as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has a part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                                 GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Fund was organized as a Maryland Corporation on February 14, 1992. The other series of the Fund is the Calvert International Equity Fund.
     Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers three separate classes of shares: Class A, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
     The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

--------------------------------------------------------------------------------
                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Fund's audited financial statements included in its Annual Report to Shareholders dated March 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling The Calvert Fund.

--------------------------------------------------------------------------------
                                       APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER RATINGS:
     MOODY'S INVESTORS SERVICE, INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD & POOR'S CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                                   LETTER OF INTENT


                                                            --------------------
                                                            Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:         (Fund or Portfolio name during
the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


------------------------------------         -----------------------------------
Dealer                                       Name of Investor(s)


By
------------------------------------         -----------------------------------
     Authorized Signer                       Address


------------------------------------         -----------------------------------
Date                                         SIGNATURE OF INVESTOR(s)


------------------------------------         -----------------------------------
Date                                         SIGNATURE OF INVESTOR(s)

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

          (a) Financial statements

          Financial statements incorporated by reference to:

          All financial statements for Calvert World Values Fund, International Equity Fund are incorporated by reference to Registrant's Annual Report to Shareholders dated September 30, 1997, and filed December 15, 1997.

          All financial statements for Calvert World Values Fund, Calvert Capital Accumulation Fund are incorporated by reference to Registrant's Semi-Annual Report to Shareholders dated September 30, 1997, and filed December 16, 1997. That report is being audited by Coopers & Lybrand and will be filed as an Annual Report due to the recent change of fiscal year-end from 3/31 to 9/30.

          Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

          (b) Exhibits:

          1. Articles of Incorporation (incorporated by reference to Registrant's Initial Registration Statement, February 18, 1992).

          2. By-Laws, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

          4. Specimen Stock Certificate, (Draft incorporated by reference to Registrant's Pre-Effective Amendment No. 2, May 27, 1992).

          5.a. Investment Advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

          5.b. Sub-advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

          6. Underwriting Agreement, filed herewith.

          7. Directors' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31,
          1995).

          8. Custodial Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 28, 1998).

          9.A. Transfer Agency Contract, filed herewith.

          9.B. Administrative Services Agreement, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

          10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

          11. Consent of Independent Accountants to Use of Report.

          14. Model Retirement Plans, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, May 27, 1992).

          15. Plan of Distribution, (for Class A shares, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21,
          1992).  For Class B and C shares, filed herewith.

          16. Schedule for Computation of Performance Quotation, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31, 1995).

          17. Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, filed herewith.

Exhibits 3, 12, and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant


Item 26. Number of Holders of Securities

As of February 28, 1998, there were 19,478 holders of record of Registrant's Class A shares of common stock for the Calvert World
Values International Equity Fund series.

As of February 28, 1998, there were 1,116 holders of record of Registrant's Class C shares of common stock for the Calvert World
Values International Equity Fund series.

As of February 28, 1998, there were 7,076 holders of record of Registrant's Class A shares of common stock for the Calvert World
Values Capital Accumulation Fund series.

As of February 28, 1998, there were 733 holders of record of Registrant's Class C shares of common stock for the Calvert World

Values Capital Accumulation Fund series.

Item 27. Indemnification

Registrant's By-Laws provide, in summary, that officers, directors, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers errors and omissions liability coverage, plus $3 million in excess directors and officers liability coverage for the independent directors only. Registrant also maintains an $8 million Investment Company Blanket Bond (fidelity coverage) issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402.


Item 28. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                  Capacity


Barbara J. Krumsiek        Acacia Capital Corporation            Officer
                           Calvert Municipal Fund, Inc.           and
                           Calvert World Values Fund, Inc.       Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income                     and
                           Calvert Tax-Free Reserves             Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.    Officer

                           Investment Advisor                     and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                   Officer
                           Holding Company                        and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent                         and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company                        and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer                          and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC           Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.          Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                  Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------


Ronald M. Wolfsheimer      First Variable Rate Fund              Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue

                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company                        and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.            Director
                           Broker-Dealer                          and
                           4550 Montgomery Avenue                Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


David R. Rochat            First Variable Rate Fund              Officer
                            for Government Income                 and
                           Calvert Tax-Free Reserves             Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.          Officer
                           Investment Company                     and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor                     and
                           4550 Montgomery Avenue                Director
                           Bethesda, Maryland 20814
                           ---------------

                           Chelsea Securities, Inc.              Officer
                           Securities Firm                        and
                           Post Office Box 93                    Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                  Officer
                           Holding Company                        and
                           43A South Finley Avenue               Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund              Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.          Director
                           Investment Company                     and
                           4550 Montgomery Avenue                Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC           Director
                           Investment Advisor                     and
                           4550 Montgomery Avenue                Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Acacia Mutual Life Insurance          Officer
                           Acacia National Life Insurance        and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814

                           ---------------
                           Acacia Financial Corporation          Officer
                           Holding Company                        and
                           7315 Wisconsin Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company            Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank           Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.            Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management           Officer
                            Services Corporation                  and
                           Service Corporation                   Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                   Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.    Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund        Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.              Director
                           Broker-Dealer and

                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance        Officer
 Sands                     Insurance Company                      and
                           7315 Wisconsin Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance          Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation          Officer
                           Holding Company                        and
                           7315 Wisconsin Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank           Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.            Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation             Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management           Officer
                            Services Corporation                  and
                           Service Corporation                   Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company            Officer
                           Tax Return                            and
                            Preparation Services                 Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.              Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

                           Calvert Group, Ltd.                   Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.   Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.    Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance        Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.     Officer
                           Investment Advisor

                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Director
                           Broker-Dealer                          and
                           4550 Montgomery Avenue                Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves

                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Lisa Crossley Newton       Calvert Group, Ltd.                   Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                   Officer

                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.   Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.    Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves

                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Matthew D. Gelfand         Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management       Officer
                           Investment Advisor
                           1001 19th Street North

                           Arlington, Virginia 20009
                           ------------------


Item 29. Principal Underwriters

     (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert
Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert New World
Fund, Inc., and Acacia Capital Corporation.

     (b)  Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with                 Position(s) with
Business Address           Underwriter                      Registrant

Barbara J. Krumsiek        Director and President           President and
                                                            Director

Ronald M. Wolfsheimer      Director, Senior Vice            Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice            Vice President and
                           President and Secretary          Secretary

Craig Cloyed               Senior Vice President            None

Karen Becker               Vice President, Operations       None

Steve Cohen                Vice President                   None

Geoffrey Ashton            Regional Vice President          None

Martin Brown               Regional Vice President          None

Janet Haley                Regional Vice President          None

Ben Ogbogu                 Regional Vice President          None

Susan Walker Bender        Assistant Secretary              Assistant Secretary

Katherine Stoner           Assistant Secretary              Assistant Secretary

Lisa Crossley Newton       Assistant Secretary              Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary              Assistant Secretary

     (c)  Inapplicable.


Item 30. Location of Accounts and Records

     Ronald M. Wolfsheimer, Treasurer
     and
     William M. Tartikoff, Assistant Secretary

     4550 Montgomery Avenue, Suite 1000N
     Bethesda, Maryland 20814


Item 31. Management Services

     Not Applicable


Item 32. Undertakings

     a)   Not Applicable

     b)   Not Applicable

     (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 27th day of March, 1998.


     CALVERT WORLD VALUES FUND, INC.


     By:           **
     ------------------------------
     Barbara J. Krumsiek
     President and Director


     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                     Title                         Date

__________**____________      President and Director        3/27/98
Barbara J. Krumsiek           (Principal Executive Officer)


__________**____________      Principal Accounting          3/27/98
Ronald M. Wolfsheimer         Officer


__________**____________      Director                      3/27/98
John G. Guffey, Jr.


__________**____________      Director                      3/27/98
Terrence Mollner


__________**____________      Director                      3/27/98
Rustum Roy


__________**____________      Director                      3/27/98
D. Wayne Silby


__________**____________      Director                      3/27/98
Tessa Tennant


__________**____________      Director                      3/27/98
Mohammed Yunus


**By: Katherine Stoner as Attorney-in-fact